UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

California Limited Term
Tax-Free Bond Fund

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period* March 1, 2015 to August 31, 2015
Actual	.35%	$ 1,000.00	$ 1,002.90	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.38	$ 1.78

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	47.6	46.6
Special Tax	11.0	9.0
Health Care	9.2	9.8
Electric Utilities	7.1	7.6
Transportation	5.3	5.4
Weighted Average Maturity as of August 31, 2015
		6 months ago
Years	3.7	3.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	3.2	3.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
AAA 4.5%	AAA 3.7%
AA,A 79.5%	AA,A 77.1%
BBB 5.3%	BBB 8.8%
BB and Below 1.6%	BB and Below 0.2%
Not Rated 3.3%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 5.8%	Short-Term Investments and Net Other Assets 8.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.2%
	Principal Amount	Value
California - 93.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):
Series 2011 A:
5% 8/1/17	$ 5,065,000	$ 5,478,709
5% 8/1/18	2,645,000	2,933,279
5% 8/1/22	1,655,000	1,918,476
Series 2012 A:
4% 8/1/21	1,200,000	1,333,164
5% 8/1/19	1,200,000	1,361,388
Series 2007 A, 5% 12/1/37 (Pre-Refunded to 12/1/17 @ 100)	3,350,000	3,664,666
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/18 (AMBAC Insured)	8,145,000	7,598,389
Series 2013 A:
5% 10/1/19	1,000,000	1,144,760
5% 10/1/20	1,730,000	2,020,346
5% 10/1/21	2,725,000	3,219,697
Alameda County Wtr. District Rev.:
2.5% 6/1/16	1,070,000	1,088,051
3% 6/1/16	525,000	535,810
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	389,384
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	435,424
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	520,568
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (a)	1,000,000	1,009,020
1.875%, tender 4/1/19 (a)	16,250,000	16,550,625
Series 2014 E, 2% 4/1/34	3,000,000	3,023,160
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	1,890,000	2,186,692
Series 2011 N, 5% 5/1/19	5,000,000	5,721,050
5% 5/1/22	7,000,000	8,439,060
California Econ. Recovery:
Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	415,000	463,265
5% 7/1/18 (Escrowed to Maturity)	1,490,000	1,663,287
5% 7/1/19 (Escrowed to Maturity)	7,300,000	8,364,194
5% 7/1/22 (Pre-Refunded to 7/1/16 @ 100)	5,000,000	5,197,100
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	2,705,000	3,124,600
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	1,595,000	1,842,416
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 B, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	$ 3,115,000	$ 3,569,105
California Edl. Facilities Auth. Rev.:
(Santa Clara Univ. Proj.) Series 2008, 5% 4/1/16	400,000	410,916
Series U5, 5% 5/1/21	8,000,000	9,518,880
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	450,000
4% 9/1/18	255,000	275,783
5% 9/1/16	300,000	313,959
5% 9/1/17	400,000	432,180
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	7,000,000	7,457,310
Series 2015, 5% 3/1/24	10,000,000	12,072,600
4% 5/1/23	2,440,000	2,749,880
5% 12/1/15	15,000,000	15,180,300
5% 9/1/21	6,080,000	7,177,075
5% 9/1/21	2,000,000	2,360,880
5% 2/1/22	3,850,000	4,564,599
5.25% 9/1/22	12,390,000	14,988,183
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A:
3% 11/15/16	1,000,000	1,010,950
4% 11/15/17	1,000,000	1,040,840
5% 11/15/21	1,450,000	1,635,629
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,003,940
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	525,045
(Sutter Health Proj.):
Series 2008 A, 5.5% 8/15/16	1,900,000	1,994,221
Series 2011 B, 4% 8/15/17	1,000,000	1,064,000
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.82%, tender 7/1/17 (a)	3,000,000	3,031,860
Series 2011 A, 5% 3/1/19	5,010,000	5,661,450
Series 2011 D:
5% 8/15/19	1,500,000	1,723,005
5% 8/15/20	1,460,000	1,710,507
Series 2011:
5% 8/15/19	2,000,000	2,303,200
5% 8/15/20	2,000,000	2,347,340
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Series 2014 A:
5% 10/1/19	$ 1,250,000	$ 1,438,463
5% 10/1/20	1,200,000	1,405,872
5% 10/1/21	500,000	592,035
5% 10/1/22	1,650,000	1,975,149
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,576,175
5% 7/1/18	1,645,000	1,794,695
5% 7/1/20	875,000	984,043
Series 2010 A. 5% 7/1/22	1,850,000	2,051,928
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.125%, tender 2/1/17 (a)	5,000,000	4,994,050
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.43%, tender 10/1/15 (a)	12,000,000	12,000,720
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,034,551
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	8,238,020
(Dept. of Corrections & Rehab. Proj.) Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,632,507
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	8,100,000	8,860,833
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,174,890
(Univ. Proj.) Series 2012 D:
4% 9/1/21	1,000,000	1,127,510
4% 9/1/22	1,000,000	1,132,030
4% 9/1/23	1,000,000	1,122,300
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,171,701
Series 2011 A, 5% 10/1/21	4,230,000	5,000,579
Series 2012 A, 5% 4/1/20	1,800,000	2,088,954
Series 2012 G, 5% 11/1/21	1,500,000	1,774,860
Series 2014 H, 5% 12/1/18	5,000,000	5,641,950
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,105,135
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,477,090
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 A, 5% 4/1/19	$ 1,000,000	$ 1,134,940
Series 2009 J, 5% 11/1/17	2,700,000	2,948,562
Series 2014 B:
5% 10/1/21	1,000,000	1,179,020
5% 10/1/22	1,225,000	1,460,151
Series 2014 C:
5% 10/1/21	1,355,000	1,597,572
5% 10/1/22	1,000,000	1,191,960
Series 2014 G, 5% 1/1/18	5,000,000	5,478,400
5% 9/1/20	3,500,000	4,078,165
California State Univ. Rev. Series 2009 A:
5% 11/1/15	1,000,000	1,008,160
5% 11/1/16	1,485,000	1,566,734
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 C, 4.25%, tender 11/1/16 (FGIC Insured) (a)	540,000	562,124
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	526,975
5% 11/1/18	500,000	559,585
(John Muir Health Proj.) Series 2006 A, 5% 8/15/18	3,250,000	3,391,278
2.1% 10/1/19	2,200,000	2,201,298
2.4% 10/1/20	1,250,000	1,250,488
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009, 5% 11/1/15	1,000,000	1,008,010
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B, 4% 9/1/16	1,125,000	1,166,648
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,192,987
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	3,857,193
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.496%, tender 12/12/15 (a)	7,000,000	7,000,000
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,366,414
5% 9/1/20	1,285,000	1,456,894
5% 9/1/22	500,000	570,115
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,508,338
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Corona-Norco Unified School District Spl. Tax Series 2013: - continued
4% 9/1/20	$ 1,665,000	$ 1,809,306
Cupertino California Union School District 4% 8/1/16	1,825,000	1,887,415
East Bay Reg'l. Park District Series 2008 A, 3% 9/1/16	1,000,000	1,027,190
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	565,875
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,211,500
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	622,346
5% 9/1/22	1,295,000	1,499,765
Elk Grove Fin. Auth. Spl. Tax Rev. Series 2015:
5% 9/1/22	425,000	493,978
5% 9/1/23	775,000	906,649
5% 9/1/24	1,000,000	1,172,990
Fullerton School District:
4% 8/1/16	525,000	542,903
4% 8/1/17	600,000	638,586
5% 8/1/18	500,000	558,155
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/21	5,000,000	5,860,400
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	1,030,000	1,075,711
5% 11/1/17	1,080,000	1,159,348
5% 11/1/18	1,135,000	1,241,690
5% 11/1/19	635,000	705,047
5% 11/1/20	670,000	752,336
5% 11/1/21	455,000	512,366
5% 11/1/22	745,000	839,324
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,152,140
4% 9/2/20	1,000,000	1,083,750
5% 9/2/20	800,000	899,008
5% 9/2/22	750,000	849,608
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	581,550
5% 9/1/21	615,000	722,914
5% 9/1/22	615,000	731,333
Municipal Bonds - continued
	Principal Amount	Value
California - continued
La Quinta Redev. Agcy.: - continued
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A: - continued
5% 9/1/23	$ 1,205,000	$ 1,449,145
Series 2013 A:
5% 9/1/21	1,000,000	1,155,230
5% 9/1/22	2,000,000	2,317,640
5% 9/1/23	1,500,000	1,743,075
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
4% 8/1/16	100,000	103,420
4% 8/1/17	175,000	186,289
5% 8/1/19	250,000	287,223
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,480,342
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,612,961
Los Alamitos Unified School District 0% 9/1/16 (Escrowed to Maturity)	2,000,000	1,992,460
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	582,860
5% 3/1/21	500,000	585,630
5% 9/1/21	1,270,000	1,496,784
5% 3/1/22	1,000,000	1,186,550
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,348,900
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,215,050
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.):
Series 2014 B2, 3% 11/15/20	1,525,000	1,535,340
Series 2014 B3, 2.5% 11/15/20	4,500,000	4,524,120
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,745,100
Series 2014 B, 5% 7/1/19	450,000	517,059
Los Angeles Gen. Oblig. Series 2009 A, 4% 9/1/15	2,085,000	2,085,000
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2010 D, 5% 11/1/15	1,880,000	1,894,645
Series 2012 C, 5% 3/1/21	5,055,000	5,932,295
Series 2014 A, 5% 5/1/23	475,000	566,072
Series 2014 B, 5% 5/1/23	200,000	238,346
Los Angeles Unified School District:
Series 2002, 5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,542,157
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District: - continued
Series 2004 I, 5% 7/1/16	$ 3,180,000	$ 3,305,101
Series 2004 J, 4% 1/1/16	5,800,000	5,873,718
Series 2005 K:
4% 1/1/16	3,860,000	3,909,061
4% 1/1/17	1,760,000	1,842,843
Series 2014 B, 5% 7/1/17	20,000,000	21,619,985
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,142,666
Series 2012 A, 5% 10/1/19	5,000,000	5,732,350
Los Angeles Wastewtr. Sys. Rev. Series 2013 B, 5% 6/1/22	5,000,000	6,015,300
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A, 4% 7/1/17	85,000	90,117
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/16 (Escrowed to Maturity)	1,925,000	1,972,605
3% 8/1/17 (Escrowed to Maturity)	1,735,000	1,813,995
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,217,740
Mount Diablo Unified School District Series 2011, 4% 2/1/17	525,000	550,883
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,204,341
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	646,375
4% 8/1/17	500,000	532,255
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A, 4% 8/1/16	1,335,000	1,378,294
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,015,311
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,038,820
5% 7/1/17	2,750,000	2,960,705
Oakland Unified School District Alameda County:
Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	674,188
Series 2013:
5% 8/1/17	2,250,000	2,418,143
5% 8/1/18	1,000,000	1,096,320
5% 8/1/19	1,000,000	1,113,900
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,342,740
5% 8/1/24	1,900,000	2,193,550
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oakland Unified School District Alameda County: - continued
Series 2015 A: - continued
5% 8/1/24 (FSA Insured)	$ 2,020,000	$ 2,371,763
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,856,083
Ohlone Cmnty. College District Series 2010:
4% 8/1/17	450,000	478,940
4% 8/1/18	200,000	217,050
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,681,070
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
4% 10/1/15	100,000	100,320
4% 10/1/16	100,000	103,967
4% 10/1/17	420,000	447,728
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,445,593
4% 6/1/20	1,560,000	1,724,346
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,723,123
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
5% 8/1/17	470,000	509,142
5% 8/1/18	505,000	563,272
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	5,174,567
5% 6/15/24	2,440,000	2,920,412
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,076,810
4% 9/1/20	1,170,000	1,236,690
4% 9/15/20	340,000	362,981
4% 9/15/21	325,000	348,374
5% 9/1/21	1,230,000	1,370,466
5% 9/1/22	1,000,000	1,124,670
5% 9/1/23	1,350,000	1,519,196
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
4% 9/1/17	925,000	985,541
5% 9/1/18	650,000	725,693
5% 9/1/19	1,370,000	1,566,691
5% 9/1/20 (FSA Insured)	1,175,000	1,367,254
5% 9/1/21 (FSA Insured)	1,000,000	1,172,380
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.): - continued
5% 9/1/22 (FSA Insured)	$ 1,400,000	$ 1,662,822
Rancho Santiago Cmnty. College District 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	45,000	45,000
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,099,156
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,108,229
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,547,266
5% 8/1/24	1,500,000	1,792,575
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,374,488
Series 1993 B, 5.4% 11/1/20	2,855,000	3,139,101
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009, 5% 7/1/16	1,275,000	1,322,660
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,049,440
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,683,417
5% 8/15/20	5,500,000	6,460,960
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	224,288
5% 8/1/17	150,000	162,492
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 B, 5.25% 8/1/19	3,285,000	3,741,812
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,354,758
5% 8/1/22 (FSA Insured)	1,500,000	1,784,820
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,873,480
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,395,430
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,175,750
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,611,190
5% 10/15/25	1,605,000	1,918,858
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,365,650
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	$ 11,110,000	$ 11,525,403
San Francisco City & County Redev. Agcy. Successor:
(San Francisco Redev. Projs.) Series 2014 C:
4% 8/1/17	2,400,000	2,545,824
5% 8/1/18	2,500,000	2,777,800
5% 8/1/20	1,000,000	1,159,440
5% 8/1/21	1,000,000	1,167,060
5% 8/1/22	175,000	206,498
5% 8/1/19	2,050,000	2,333,269
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B, 5% 8/1/16	1,095,000	1,130,248
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,784,617
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A, 3% 8/1/16	800,000	813,736
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D:
5% 11/1/16	3,355,000	3,535,197
5% 11/1/16 (Escrowed to Maturity)	1,090,000	1,148,936
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	385,102
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	191,478
5% 8/1/21 (FSA Insured)	150,000	175,515
5% 8/1/23 (FSA Insured)	400,000	478,660
5% 8/1/24 (FSA Insured)	750,000	904,920
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,389,939
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,313,334
Series 2013 A, 4% 6/1/21	1,000,000	1,123,600
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,197,097
5% 10/1/23	900,000	1,078,191
San Mateo Redev. Agcy. Tax Series 2007 A, 5% 8/1/16 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,110,652
San Mateo-Foster City School District:
5% 8/15/20	2,510,000	2,941,971
5% 8/15/21	7,105,000	8,430,864
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Pablo Calif Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	$ 380,000	$ 414,808
5% 6/15/20 (FSA Insured)	1,000,000	1,148,480
5% 6/15/21 (FSA Insured)	500,000	579,745
5% 6/15/22 (FSA Insured)	1,000,000	1,169,330
5% 6/15/23 (FSA Insured)	630,000	742,209
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	4,079,849
Santa Clara County Fing. Auth. Lease Rev. Series 2010 N, 5% 5/15/16	1,000,000	1,032,550
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	972,673
4% 6/1/20	770,000	863,078
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A, 5% 12/1/15	300,000	303,396
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,098,190
5% 8/15/21	750,000	853,058
5% 8/15/22	750,000	857,453
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,142,185
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	5,945,300
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,807,013
5% 7/1/21 (FSA Insured)	1,200,000	1,391,340
5% 7/1/22 (FSA Insured)	1,220,000	1,432,048
Sweetwater Union High School District:
4.5% 9/1/17	500,000	536,220
5% 9/1/19	1,000,000	1,137,710
5% 9/1/20	1,000,000	1,156,850
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	1,250,000	1,454,000
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,126,550
5.375% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	1,750,000	2,035,600
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	966,555
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,216,631
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2009 O:
5% 5/15/17	$ 950,000	$ 1,021,592
5% 5/15/17 (Escrowed to Maturity)	50,000	53,777
Series S:
5% 5/15/16	1,780,000	1,839,594
5% 5/15/16 (Escrowed to Maturity)	5,000	5,166
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,012,870
5% 1/1/17	2,115,000	2,214,490
5% 1/1/18	2,220,000	2,373,291
Vacaville Unified School District:
Series 2014 C:
3% 8/1/16 (Build America Mutual Assurance Insured)	940,000	963,246
4% 8/1/17 (Build America Mutual Assurance Insured)	1,030,000	1,095,632
5% 8/1/19 (Build America Mutual Assurance Insured)	1,255,000	1,435,632
5% 8/1/21 (Build America Mutual Assurance Insured)	1,530,000	1,810,893
Series 2015 A:
4% 8/1/17	1,000,000	1,064,700
4% 8/1/18	845,000	920,602
5% 8/1/19	300,000	343,179
5% 8/1/20	200,000	233,950
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	288,915
5% 1/1/21	250,000	292,403
5% 1/1/22	350,000	415,083
Washington Township Health Care District Rev.:
Series 2009 A, 5% 7/1/16	200,000	206,322
Series 2010 A, 5% 7/1/17	1,000,000	1,063,220
West Contra Costa Unified School District:
Series 2012 B:
3% 8/1/16	1,000,000	1,025,200
4% 8/1/17	850,000	904,162
Series 2014 A:
4% 8/1/17	1,200,000	1,276,464
4% 8/1/20	2,715,000	3,039,280
4% 8/1/21	1,355,000	1,522,248
5% 8/1/18	2,630,000	2,930,267
Municipal Bonds - continued
	Principal Amount	Value
California - continued
West Contra Costa Unified School District: - continued
Series 2014 A: - continued
5% 8/1/19	$ 2,325,000	$ 2,658,684
5% 8/1/22	575,000	684,998
5% 8/1/23	1,500,000	1,804,605
Series 2015 B, 5% 8/1/19	1,290,000	1,475,141
5% 8/1/18 (FSA Insured)	1,500,000	1,671,255
5% 8/1/19 (FSA Insured)	1,500,000	1,715,280
Wiseburn Unified School District Series 2015 B:
3% 8/1/16	2,310,000	2,367,126
4% 8/1/17	2,485,000	2,643,344
5% 8/1/18	2,680,000	2,985,976
5% 8/1/19	2,925,000	3,337,571
5% 8/1/21	1,690,000	1,986,764
		723,649,308
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,730,910
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 5% 10/1/15	600,000	601,998
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,038,720
Series 2009 B, 5% 10/1/16	2,000,000	2,077,440
		3,718,158
TOTAL INVESTMENT PORTFOLIO - 94.2% (Cost $711,740,899)	729,098,376
NET OTHER ASSETS (LIABILITIES) - 5.8%	44,582,630
NET ASSETS - 100%	$ 773,681,006
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	47.6%
Special Tax	11.0%
Health Care	9.2%
Others (Individually Less Than 5%)	8.9%
Electric Utilities	7.1%
Transportation	5.3%
Escrowed/Pre-Refunded	5.1%
Net Other Assets (Liabilities)	5.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $711,740,899)		$ 729,098,376
Cash		39,869,571
Receivable for fund shares sold		707,601
Interest receivable		7,169,898
Prepaid expenses		2,703
Receivable from investment adviser for expense reductions		77,352
Other receivables		3,638
Total assets		776,929,139

Liabilities
Payable for fund shares redeemed	$ 2,623,869
Distributions payable	294,858
Accrued management fee	232,072
Other affiliated payables	67,733
Other payables and accrued expenses	29,601
Total liabilities		3,248,133

Net Assets		$ 773,681,006
Net Assets consist of:
Paid in capital		$ 756,361,350
Distributions in excess of net investment income		(444)
Accumulated undistributed net realized gain (loss) on investments		(37,377)
Net unrealized appreciation (depreciation) on investments		17,357,477
Net Assets, for 72,395,799 shares outstanding		$ 773,681,006
Net Asset Value, offering price and redemption price per share ($773,681,006 ÷ 72,395,799 shares)		$ 10.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Interest		$ 8,162,502

Expenses
Management fee	$ 1,409,464
Transfer agent fees	330,359
Accounting fees and expenses	86,821
Custodian fees and expenses	6,749
Independent trustees' compensation	1,583
Registration fees	12,846
Audit	27,739
Legal	4,343
Miscellaneous	3,273
Total expenses before reductions	1,883,177
Expense reductions	(513,652)	1,369,525
Net investment income (loss)		6,792,977
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		76,891
Change in net unrealized appreciation (depreciation) on investment securities		(4,784,815)
Net gain (loss)		(4,707,924)
Net increase (decrease) in net assets resulting from operations		$ 2,085,053

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,792,977	$ 13,570,836
Net realized gain (loss)	76,891	449,788
Change in net unrealized appreciation (depreciation)	(4,784,815)	2,892,352
Net increase (decrease) in net assets resulting from operations	2,085,053	16,912,976
Distributions to shareholders from net investment income	(6,792,564)	(13,643,658)
Distributions to shareholders from net realized gain	(591,477)	-
Total distributions	(7,384,041)	(13,643,658)
Share transactions
Proceeds from sales of shares	113,685,233	247,890,858
Reinvestment of distributions	5,471,159	10,288,170
Cost of shares redeemed	(135,421,029)	(171,245,282)
Net increase (decrease) in net assets resulting from share transactions	(16,264,637)	86,933,746
Redemption fees	4,267	7,086
Total increase (decrease) in net assets	(21,559,358)	90,210,150

Net Assets
Beginning of period	795,240,364	705,030,214
End of period (including distributions in excess of net investment income of $444 and distributions in excess of net investment income of $857, respectively)	$ 773,681,006	$ 795,240,364
Other Information Shares
Sold	10,623,426	23,089,851
Issued in reinvestment of distributions	511,323	958,130
Redeemed	(12,663,327)	(15,950,543)
Net increase (decrease)	(1,528,578)	8,097,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.71	$ 10.81	$ 10.85	$ 10.54	$ 10.64
Income from Investment Operations
Net investment income (loss) D	.093	.194	.219	.232	.247	.249
Net realized and unrealized gain (loss)	(.062)	.051	(.080)	(.039)	.331	(.092)
Total from investment operations	.031	.245	.139	.193	.578	.157
Distributions from net investment income	(.093)	(.195)	(.218)	(.227)	(.251)	(.249)
Distributions from net realized gain	(.008)	-	(.021)	(.006)	(.017)	(.008)
Total distributions	(.101)	(.195)	(.239)	(.233)	(.268)	(.257)
Redemption fees added to paid in capitalD, G	-	-	-	-	-	-
Net asset value, end of period	$ 10.69	$ 10.76	$ 10.71	$ 10.81	$ 10.85	$ 10.54
Total ReturnB, C	.29%	2.31%	1.32%	1.79%	5.55%	1.48%
Ratios to Average Net AssetsE
Expenses before reductions	.48%A	.49%	.49%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.34%	.35%	.34%
Net investment income (loss)	1.73%A	1.81%	2.05%	2.14%	2.31%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 773,681	$ 795,240	$ 705,030	$ 793,283	$ 786,685	$ 627,689
Portfolio turnover rate	19%A	25%	22%	17%	12%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Fidelity® California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,702,826
Gross unrealized depreciation	(345,349)
Net unrealized appreciation (depreciation) on securities	$ 17,357,477

Tax cost	$ 711,740,899

Short-Term Trading (Redemption) Fees. During the period, shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $82,612,875 and $71,645,159, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviseror an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $606 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $505,211.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,708.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,733.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CSI-USAN-1015
1.817079.109
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Class I
(formerly Institutional Class)

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Class I is a class of
Fidelity® California Municipal
Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,001.30	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.06
Class T	.73%
Actual		$ 1,000.00	$ 1,001.70	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.71
Class B	1.37%
Actual		$ 1,000.00	$ 998.40	$ 6.88
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.95
Class C	1.55%
Actual		$ 1,000.00	$ 997.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.34	$ 7.86
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,002.20	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.82	$ 2.34
Class I	.55%
Actual		$ 1,000.00	$ 1,002.60	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.37	$ 2.80

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.8	46.9
Escrowed/Pre-Refunded	10.6	7.1
Special Tax	10.2	7.8
Health Care	9.8	10.5
Transportation	7.7	8.1
Weighted Average Maturity as of August 31, 2015
		6 months ago
Years	6.2	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	6.5	6.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
AAA 3.1%	AAA 3.3%
AA,A 83.9%	AA,A 79.3%
BBB 6.5%	BBB 7.3%
BB and Below 1.0%	BB and Below 1.0%
Not Rated 3.1%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount (000s)	Value (000s)
California - 97.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	$ 3,000	$ 3,488
Series 2012 A:
5% 8/1/24	1,050	1,212
5% 8/1/25	1,245	1,428
5% 8/1/27	300	341
5% 8/1/28	400	451
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,499
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,918
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,692
5.3% 10/1/23 (AMBAC Insured)	935	1,006
5.4% 10/1/24 (AMBAC Insured)	4,585	4,942
5.45% 10/1/25 (AMBAC Insured)	5,160	5,567
Series 2013 A:
5% 10/1/24	7,750	9,259
5% 10/1/25	5,245	6,220
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,895
5% 12/1/20 (AMBAC Insured)	2,810	3,073
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,246
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,172
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,194
0% 9/1/22 (FSA Insured)	5,150	4,228
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,293
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,163
Auburn Union School District Ctfs. of Prtn.:
5% 6/1/38 (Assured Guaranty Corp. Insured)	910	932
5% 6/1/38 (Pre-Refunded to 6/1/16 @ 100)	4,705	4,870
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	$ 5,190	$ 5,561
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (b)	1,000	1,009
1.875%, tender 4/1/19 (b)	6,250	6,366
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,500	6,383
Series 2014 E, 2% 4/1/34	6,000	6,046
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,806
5% 6/1/25	4,355	5,100
5% 6/1/27	2,755	3,198
5% 6/1/28	3,045	3,511
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,464
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,260
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	957
0% 8/1/18 (AMBAC Insured)	2,000	1,860
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,784
Series AI, 5% 12/1/25	2,700	3,187
California Dept. of Wtr. Resources Pwr. Supply Rev. 5% 5/1/22	5,000	6,028
California Econ. Recovery Series 2009 A:
5% 7/1/19 (Escrowed to Maturity)	1,725	1,976
5% 7/1/22 (Pre-Refunded to 7/1/16 @ 100)	3,800	3,950
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	13,130	15,167
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	7,480	8,640
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,087
6% 3/1/38	1,000	1,085
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,264
Series 2010 A, 5% 10/1/25	5,860	6,653
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,312
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	$ 7,910	$ 9,877
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,387
Series 2009, 5% 1/1/39	2,700	2,970
5% 2/1/16	1,270	1,289
5% 2/1/16 (Escrowed to Maturity)	330	337
5% 2/1/17	790	827
5% 2/1/17 (Escrowed to Maturity)	210	223
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	945
4% 9/1/21	1,000	1,090
4% 9/1/22	740	803
4% 9/1/23	1,080	1,167
4% 9/1/24	1,125	1,211
5% 9/1/19	400	455
5% 9/1/39	5,000	5,490
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	121
5.75% 5/1/30	90	90
Series 2015, 5% 3/1/27	33,665	40,057
4.5% 8/1/30	3,250	3,404
5% 9/1/17 (Pre-Refunded to 3/1/16 @ 100)	750	767
5% 3/1/19	3,000	3,302
5% 9/1/21	1,000	1,180
5% 2/1/22	9,400	11,145
5% 8/1/22	1,500	1,591
5% 10/1/22	1,355	1,554
5% 11/1/22	1,600	1,748
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,058
5% 12/1/22	3,500	3,835
5% 3/1/26	2,800	2,862
5% 10/1/26	6,065	7,273
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	108
5.25% 9/1/23	7,200	8,724
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 4/1/27	$ 5	$ 5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,012
5.25% 3/1/38	11,375	12,357
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,784
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,961
5.5% 11/1/39	1,810	2,104
6% 4/1/18	1,570	1,777
6% 3/1/33	20,050	24,064
6% 4/1/38	1,190	1,385
6.5% 4/1/33	11,650	13,837
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	12,571
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,853
5% 11/15/23	2,000	2,275
5% 11/15/24	4,500	5,072
5% 11/15/34	3,150	3,372
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,259
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	105
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,746
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,358
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,408
Series 2008 A3, 5.5% 11/15/40	3,090	3,656
Series 2011 A, 5% 3/1/20	3,250	3,753
Series 2011 D:
5% 8/15/22	900	1,062
5% 8/15/23	700	825
5% 8/15/24	1,250	1,469
5% 8/15/25	2,000	2,342
5% 2/1/40	5,000	5,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,029
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,170
5% 12/1/32	1,000	1,073
5% 12/1/42	3,000	3,191
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,560
5.25% 2/1/37 (Pre-Refunded to 2/1/37 @ 100)	2,500	2,608
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	334
5% 7/1/20	500	562
5.125% 7/1/23	1,150	1,273
5.75% 7/1/40	5,155	5,606
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,158
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (c)	1,920	1,930
Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (b)(c)	7,500	7,731
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/24	5,400	5,419
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,417
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,915
5% 11/1/21	2,020	2,119
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,595
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,019
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,455	$ 2,474
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,106
Series 2011 C:
5% 10/1/27	9,530	11,017
5.25% 10/1/24	4,170	4,963
5.25% 10/1/25	2,875	3,398
5.75% 10/1/31	4,000	4,839
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	3,115	3,408
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,910
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,820
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,552
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,875
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,667
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,793
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,534
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,057
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,011
5% 9/1/24	1,865	2,206
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,185
5% 4/1/25	5,300	6,236
Series 2012 G, 5% 11/1/25	2,500	2,952
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,543
5% 12/1/23	2,800	3,298
Series 2009 G1, 5.75% 10/1/30	1,800	2,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 I:
5.5% 11/1/23	$ 1,535	$ 1,780
6.125% 11/1/29	1,200	1,421
6.25% 11/1/21	2,000	2,393
6.375% 11/1/34	3,000	3,574
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,262
5.75% 11/1/28	6,525	7,552
6% 11/1/40	7,240	8,396
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,030	5,359
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,395
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,939
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	131
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,351
6.25% 8/15/33	2,500	2,844
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,339
Series 2007 A:
4.75% 4/1/33	2,000	2,092
5% 4/1/31	4,900	5,160
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,196
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,855
Series 2005 A, 5.25% 7/1/30	3,320	3,121
Series 2005 H, 5.25% 7/1/25	4,690	4,441
5.375% 6/1/26	2,520	2,938
6% 6/1/33	3,020	3,604
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/16	1,365	1,362
0% 5/1/17	1,155	1,143
0% 5/1/18	1,335	1,302
0% 5/1/19	1,000	955
0% 5/1/34 (a)	5,300	4,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Carlsbad Unified School District: - continued
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,700	$ 1,699
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,089
5% 11/1/25 (AMBAC Insured)	3,820	4,160
5% 11/1/33 (AMBAC Insured)	5,000	5,381
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,744
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,299
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,736
5% 3/1/24	2,000	2,313
5% 3/1/25	2,000	2,308
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	724
5% 9/1/28	1,250	1,379
5% 9/1/32	1,125	1,232
5% 9/1/35	585	631
Series A:
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	1,470	1,593
5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	1,435	1,555
5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,167
5% 8/1/27 (Pre-Refunded to 8/1/17 @ 100)	1,785	1,934
5% 8/1/31 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,417
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,890
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,782
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,005
Cupertino California Union School District 5% 8/1/19	1,120	1,287
Davis Spl. Tax Rev. Series 2007:
5% 9/1/15 (AMBAC Insured)	725	725
5% 9/1/18 (AMBAC Insured)	835	888
5% 9/1/20 (AMBAC Insured)	925	979
5% 9/1/22 (AMBAC Insured)	1,020	1,072
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Desert Sands Unified School District Series 2013 B: - continued
5% 6/1/28	$ 2,000	$ 2,304
5% 6/1/29	1,650	1,886
5% 6/1/30	2,500	2,843
5% 6/1/31	1,750	1,980
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (Pre-Refunded to 3/1/18 @ 100)	2,000	2,246
6% 3/1/20 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,129
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,577
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/27	1,940	2,233
5% 9/1/28	4,125	4,725
5% 9/1/29	4,325	4,931
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,283
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,960
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,802
5% 9/1/17 (AMBAC Insured)	2,415	2,415
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,693
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,102
0% 10/1/25 (AMBAC Insured)	1,665	1,042
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	869
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,700
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,580
0% 11/1/16 (Escrowed to Maturity)	3,500	3,487
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,626
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,155
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,365	$ 5,102
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,976
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,986
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	10,884
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Pre-Refunded to 8/1/16 @ 100)	1,000	1,045
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/30	6,000	6,753
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,607
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,910
5% 9/2/23	1,000	1,160
5% 9/2/24	825	940
5% 9/2/25	500	575
5% 9/2/26	800	899
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,455
5% 9/1/25	1,700	2,037
5% 9/1/26	1,860	2,208
5% 9/1/27	1,725	2,031
5% 9/1/28	1,000	1,171
5% 9/1/29	1,250	1,451
Series 2013 A:
5% 9/1/24	3,830	4,433
5% 9/1/25	4,085	4,687
5% 9/1/26	4,105	4,691
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,997
5% 8/15/28	1,960	2,206
5% 8/15/29	4,225	4,731
5% 8/15/30	4,555	5,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	$ 405	$ 475
5% 8/1/22	450	526
5% 8/1/23	485	565
5% 8/1/24	1,000	1,162
5% 8/1/26	1,370	1,588
5% 8/1/28	760	877
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,464
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	5,125
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,151
5% 8/1/25	1,000	1,142
5% 8/1/26	1,000	1,134
5% 8/1/27	1,000	1,127
5% 8/1/28	1,000	1,119
5% 8/1/29	1,000	1,111
5% 8/1/30	1,000	1,106
5% 8/1/31	1,000	1,101
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,331
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	372
0% 6/1/28 (FSA Insured)	2,995	1,929
0% 6/1/31 (Escrowed to Maturity)	1,465	911
0% 6/1/31 (FSA Insured)	8,285	4,559
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,160
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,606
Series A, 5.75% 8/1/33	2,800	3,236
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	11,879
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,166
Series 2010 C, 5.25% 8/1/39	1,300	1,505
Series 2015 A, 5% 8/1/29	7,000	8,261
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	$ 2,805	$ 2,814
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,383
5% 3/1/23	1,600	1,913
(Disney Parking Proj.):
0% 3/1/18	3,000	2,900
0% 3/1/19	3,200	3,025
0% 3/1/20	1,000	919
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,368
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,477
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,031
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,112
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,453
Series 2015 A:
5% 5/15/24 (c)	795	943
5% 5/15/25 (c)	2,250	2,672
5% 5/15/26 (c)	1,705	2,006
5% 5/15/27 (c)	1,250	1,459
5% 5/15/28 (c)	1,250	1,446
5% 5/15/29 (c)	1,575	1,808
5% 5/15/30 (c)	1,400	1,597
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A:
5% 7/1/28	3,400	4,044
5% 7/1/30	19,905	23,317
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	5,625	6,225
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,122
Series 2012 C, 5% 3/1/26	3,000	3,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev.: - continued
Series 2014 A:
5% 5/1/24	$ 325	$ 390
5% 5/1/25	540	641
5% 5/1/29	500	577
5% 5/1/30	1,000	1,146
5% 5/1/31	1,555	1,766
Series 2014 B:
5% 5/1/24	200	240
5% 5/1/25	225	267
5% 5/1/29	500	577
5% 5/1/30	400	457
5% 5/1/31	400	453
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,317
Series 2011 A1, 5% 7/1/21	7,110	8,432
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A:
5.75% 6/1/34	4,455	5,131
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	5,545	6,477
Series 2012 B, 5% 6/1/28	4,800	5,576
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,020	1,141
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,804
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	555
5% 7/1/39	4,095	4,452
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Pre-Refunded to 6/1/16 @ 100)	3,500	3,623
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	900
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,700
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,960
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,626
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,666
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	$ 3,800	$ 4,186
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,284
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,153
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,102
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,841
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	952
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,881
5% 9/1/25	1,000	1,127
5% 9/1/26	1,155	1,297
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,355
Series 2015:
4% 9/1/24 (FSA Insured)	330	375
5% 9/1/24 (FSA Insured)	1,000	1,218
5% 9/1/25 (FSA Insured)	1,400	1,694
5% 9/1/25 (FSA Insured)	680	823
5% 9/1/26 (FSA Insured)	1,500	1,784
5% 9/1/26 (FSA Insured)	500	595
5% 9/1/27 (FSA Insured)	455	532
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,515
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,660
12% 8/1/17 (FSA Insured)	1,000	1,215
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,838
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,044
5% 9/1/17 (AMBAC Insured)	2,735	2,953
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,807
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	$ 3,000	$ 3,516
Series 2012, 5% 1/15/25	3,460	3,972
Series 2015 A:
5% 1/15/28	1,225	1,443
5% 1/15/29	1,650	1,921
5% 1/15/30	1,665	1,926
5% 1/15/31	1,520	1,747
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	895	994
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,274
6.5% 8/1/24	1,220	1,417
Series 2013:
6.25% 8/1/30	1,500	1,764
6.625% 8/1/38	5,000	5,904
Series 2015 A:
5% 8/1/30	1,250	1,396
5% 8/1/30 (FSA Insured)	1,570	1,778
5% 8/1/40	3,500	3,790
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,430
5% 2/1/23	5,000	5,781
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,597
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,742
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,808
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	869
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,032
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,365
Series 2011 O, 5% 5/1/22 (c)	4,500	5,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2012 P:
5% 5/1/22 (c)	$ 2,500	$ 2,935
5% 5/1/24 (c)	2,820	3,254
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,842
5% 6/15/28	2,190	2,562
5% 12/15/28	2,200	2,570
5% 12/15/29	4,825	5,590
5% 12/15/30	3,500	4,105
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	6,327
Series 2011, 0% 8/1/46	10,150	2,457
Series B:
0% 8/1/33	4,840	2,267
0% 8/1/35	9,000	3,783
0% 8/1/37	6,325	2,380
0% 8/1/38	20,710	7,404
0% 8/1/40	11,665	3,757
0% 8/1/41	5,130	1,571
Poway Unified School District Pub. Fing.:
3.5% 9/1/31	780	741
5% 9/15/26	940	1,045
5% 9/1/33	1,750	1,883
5% 9/1/34	1,230	1,316
5% 9/1/35	1,585	1,689
5% 9/1/36	1,410	1,482
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,085
5% 9/1/26 (FSA Insured)	1,350	1,596
5% 9/1/27 (FSA Insured)	1,700	1,997
5% 9/1/28 (FSA Insured)	1,700	1,987
5% 9/1/29 (FSA Insured)	1,850	2,138
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,528
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,248
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	$ 2,500	$ 2,783
5.75% 6/1/48	5,000	5,549
Series 2013 B:
0% 6/1/41	5,000	1,259
0% 6/1/42	6,000	1,424
0% 6/1/43	6,500	1,458
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,035
5% 8/1/27	1,725	2,038
5% 8/1/28	1,935	2,276
5% 8/1/29	2,330	2,714
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,090
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,860
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,876
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,698
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,260
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,205
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,199
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,199
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,722
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,852
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,307
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,364
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,857
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,470
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,323
5% 8/1/24 (FSA Insured)	1,250	1,489
5% 8/1/25 (FSA Insured)	2,000	2,362
5% 8/1/27 (FSA Insured)	2,000	2,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	$ 3,395	$ 3,332
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,826
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,019
5% 11/15/17 (AMBAC Insured)	2,000	2,019
5% 11/15/18 (AMBAC Insured)	2,000	2,018
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (c)	1,400	1,454
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,008
Series 2015 A, 5% 10/15/44	4,005	4,412
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,683
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,015
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,291
Series 2008 C:
0% 7/1/37	1,300	517
0% 7/1/40	15,985	5,465
0% 7/1/46	13,505	3,498
0% 7/1/47	4,000	989
Series 2008 E, 0% 7/1/47 (a)	8,700	4,338
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	4,100	4,122
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,520
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,864
Series 2014 A:
5% 5/1/40 (c)	1,865	2,029
5% 5/1/44 (c)	8,390	9,101
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,141
6.625% 8/1/39	1,000	1,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	$ 885	$ 932
5% 8/1/19	1,115	1,247
5% 8/1/21	800	904
5% 8/1/23	1,000	1,123
5% 8/1/24	750	840
San Jacinto Unified School District:
Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	3,080	3,352
Series 2014:
5% 8/1/25 (FSA Insured)	875	1,046
5% 8/1/26 (FSA Insured)	1,055	1,245
5% 8/1/27 (FSA Insured)	1,250	1,461
5% 8/1/28 (FSA Insured)	1,250	1,452
5% 8/1/29 (FSA Insured)	3,150	3,610
5% 8/1/30 (FSA Insured)	4,070	4,610
5% 8/1/31 (FSA Insured)	650	734
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,028
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,945
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,969
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,153
5% 6/1/26	3,000	3,527
5% 6/1/33	9,035	10,255
San Jose Int'l. Arpt. Rev.:
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,252
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,156
5% 3/1/37 (AMBAC Insured) (c)	10,000	10,332
Series 2014 A:
5% 3/1/19 (c)	500	557
5% 3/1/20 (c)	3,500	3,970
5% 3/1/21 (c)	2,750	3,151
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	2,800	3,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	$ 1,990	$ 1,990
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,951
5% 10/1/29	675	783
5% 10/1/30	2,000	2,304
5% 10/1/31	2,310	2,644
San Marcos Unified School District Series 2010 A, 5% 8/1/38	5,000	5,564
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,911
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,063
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,609
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,105
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,058
San Mateo-Foster City School District:
5% 8/15/22	7,755	9,319
5% 8/1/23	8,100	9,830
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	968
5% 6/15/26 (FSA Insured)	860	997
5% 6/15/27 (FSA Insured)	1,770	2,034
5% 6/15/28 (FSA Insured)	1,865	2,129
5% 6/15/29 (FSA Insured)	1,780	2,012
5% 6/15/30 (FSA Insured)	1,150	1,293
5% 6/15/31 (FSA Insured)	1,000	1,119
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,351
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,174
Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	8,000	8,790
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,604
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,624
0% 9/1/22 (AMBAC Insured)	2,900	2,411
0% 9/1/25 (AMBAC Insured)	6,800	4,946
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 657
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,971
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,689
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,139
5% 8/15/26	1,975	2,229
5% 8/15/27	700	788
5% 8/15/28	1,000	1,123
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	5,450	6,228
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,674
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	357
5% 8/1/25 (FSA Insured)	750	885
5% 8/1/27 (FSA Insured)	265	308
5% 8/1/28 (FSA Insured)	510	588
5% 8/1/38 (FSA Insured)	2,500	2,719
5% 8/1/42 (FSA Insured)	4,650	5,025
5% 7/1/23 (FSA Insured)	1,270	1,479
5% 7/1/24 (FSA Insured)	1,350	1,562
5% 7/1/25 (FSA Insured)	1,060	1,218
5% 7/1/26 (FSA Insured)	1,110	1,267
5% 7/1/27 (FSA Insured)	1,065	1,210
5% 1/1/29 (FSA Insured)	600	669
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,324
5% 9/1/21	4,705	5,481
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	5,990
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,393
6% 6/1/22	1,100	1,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Unified School District Series 2008 Z, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	$ 5,000	$ 5,935
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,661
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	976
5% 11/15/25 (FSA Insured)	800	957
5% 11/15/26 (FSA Insured)	965	1,145
5% 11/15/27 (FSA Insured)	1,500	1,766
5% 11/15/28 (FSA Insured)	1,165	1,362
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,306
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	955
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,576
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,444
4% 5/15/20	615	689
5% 5/15/19	2,830	3,233
Series 2013 J, 5% 5/15/48	7,300	7,992
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Pre-Refunded to 5/15/16 @ 101)	4,250	4,435
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	11,608
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,125
5% 8/1/24 (Build America Mutual Assurance Insured)	1,045	1,274
5% 8/1/25 (Build America Mutual Assurance Insured)	1,165	1,404
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,540
5% 8/1/30	6,710	7,730
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	7,700	8,720
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,186
5% 11/1/25	1,000	1,178
5% 11/1/26	1,000	1,168
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,875	$ 1,556
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,382
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	636
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,509
5.5% 8/1/38	1,500	1,740
5.5% 8/1/40	5,000	5,764
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,358
6.25% 7/1/39	7,015	7,866
Series 2010 A, 5.5% 7/1/38	3,100	3,287
Series A:
5% 7/1/23	1,460	1,544
5% 7/1/25	1,665	1,758
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,686
Series 2012, 5% 8/1/32	8,265	9,257
Series 2014 A:
5% 8/1/23	365	439
5% 8/1/24	2,195	2,656
5% 8/1/25	2,555	3,047
5% 8/1/26	2,550	3,007
5% 8/1/27	1,150	1,348
5% 8/1/28	1,000	1,167
5% 8/1/29	1,675	1,937
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	2,015
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,592
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,782
		1,855,209
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18	1,565	1,667
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	$ 1,500	$ 1,614
Series 2009 B, 5% 10/1/25	1,500	1,648
		3,262
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $1,719,044)	1,860,138
NET OTHER ASSETS (LIABILITIES) - 2.4%	45,431
NET ASSETS - 100%	$ 1,905,569
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.8%
Escrowed/Pre-Refunded	10.6%
Special Tax	10.2%
Health Care	9.8%
Transportation	7.7%
Others* (Individually Less Than 5%)	14.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,719,044)		$ 1,860,138
Cash		29,150
Receivable for fund shares sold		736
Interest receivable		19,446
Prepaid expenses		7
Other receivables		6
Total assets		1,909,483

Liabilities
Payable for fund shares redeemed	$ 1,134
Distributions payable	1,999
Accrued management fee	570
Distribution and service plan fees payable	30
Other affiliated payables	149
Other payables and accrued expenses	32
Total liabilities		3,914

Net Assets		$ 1,905,569
Net Assets consist of:
Paid in capital		$ 1,779,978
Undistributed net investment income		301
Accumulated undistributed net realized gain (loss) on investments		(15,804)
Net unrealized appreciation (depreciation) on investments		141,094
Net Assets		$ 1,905,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,902 ÷ 3,304.93 shares)	$ 12.98

Maximum offering price per share (100/96.00 of $12.98)	$ 13.52
Class T:
Net Asset Value and redemption price per share ($6,730 ÷ 517.07 shares)	$ 13.02

Maximum offering price per share (100/96.00 of $13.02)	$ 13.56
Class B:
Net Asset Value and offering price per share ($401 ÷ 30.92 shares)A	$ 12.97

Class C:
Net Asset Value and offering price per share ($23,427 ÷ 1,807.75 shares)A	$ 12.96

California Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,789,270 ÷ 138,029.17 shares)	$ 12.96

Class I:
Net Asset Value, offering price and redemption price per share ($42,839 ÷ 3,297.59 shares)	$ 12.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2015 (Unaudited)

Investment Income
Interest		$ 36,580

Expenses
Management fee	$ 3,421
Transfer agent fees	717
Distribution and service plan fees	180
Accounting fees and expenses	174
Custodian fees and expenses	12
Independent trustees' compensation	4
Registration fees	69
Audit	26
Legal	6
Miscellaneous	7
Total expenses before reductions	4,616
Expense reductions	(16)	4,600
Net investment income (loss)		31,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,486
Change in net unrealized appreciation (depreciation) on investment securities		(28,602)
Net gain (loss)		(27,116)
Net increase (decrease) in net assets resulting from operations		$ 4,864

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,980	$ 61,767
Net realized gain (loss)	1,486	2,902
Change in net unrealized appreciation (depreciation)	(28,602)	73,010
Net increase (decrease) in net assets resulting from operations	4,864	137,679
Distributions to shareholders from net investment income	(31,688)	(63,616)
Share transactions - net increase (decrease)	6,532	124,704
Redemption fees	8	5
Total increase (decrease) in net assets	(20,284)	198,772

Net Assets
Beginning of period	1,925,853	1,727,081
End of period (including undistributed net investment income of $301 and undistributed net investment income of $9 respectively)	$ 1,905,569	$ 1,925,853

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class A

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 12.63	$ 13.02	$ 12.69	$ 11.64	$ 11.89
Income from Investment Operations
Net investment income (loss) E	.199	.397	.437	.436	.464	.470
Net realized and unrealized gain (loss)	(.182)	.544	(.396)	.324	1.049	(.252)
Total from investment operations	.017	.941	.041	.760	1.513	.218
Distributions from net investment income	(.197)	(.411)	(.431)	(.428)	(.463)	(.467)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.197)	(.411)	(.431)	(.430)	(.463)	(.468)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 13.16	$ 12.63	$ 13.02	$ 12.69	$ 11.64
Total ReturnB, C, D	.13%	7.55%	.40%	6.08%	13.26%	1.79%
Ratios to Average Net AssetsF
Expenses before reductions	.80%A	.79%	.77%	.77%	.76%	.75%
Expenses net of fee waivers, if any	.80%A	.79%	.77%	.77%	.76%	.75%
Expenses net of all reductions	.80%A	.79%	.77%	.77%	.76%	.74%
Net investment income (loss)	3.03%A	3.07%	3.47%	3.38%	3.82%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 42	$ 34	$ 56	$ 53	$ 40
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class T

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.20	$ 12.67	$ 13.05	$ 12.72	$ 11.67	$ 11.91
Income from Investment Operations
Net investment income (loss) E	.203	.408	.442	.440	.463	.473
Net realized and unrealized gain (loss)	(.182)	.543	(.385)	.323	1.049	(.245)
Total from investment operations	.021	.951	.057	.763	1.512	.228
Distributions from net investment income	(.201)	(.421)	(.437)	(.432)	(.462)	(.467)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.201)	(.421)	(.437)	(.433)I	(.462)	(.468)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 13.20	$ 12.67	$ 13.05	$ 12.72	$ 11.67
Total ReturnB, C, D	.17%	7.61%	.53%	6.09%	13.21%	1.87%
Ratios to Average Net AssetsF
Expenses before reductions	.73%A	.72%	.71%	.75%	.78%	.75%
Expenses net of fee waivers, if any	.73%A	.72%	.71%	.75%	.78%	.75%
Expenses net of all reductions	.73%A	.72%	.71%	.74%	.78%	.75%
Net investment income (loss)	3.10%A	3.14%	3.52%	3.41%	3.81%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 7	$ 6	$ 6	$ 5	$ 4
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.0005 per share. ITotal distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class B

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.15	$ 12.62	$ 13.01	$ 12.68	$ 11.63	$ 11.88
Income from Investment Operations
Net investment income (loss) E	.162	.323	.360	.358	.388	.395
Net realized and unrealized gain (loss)	(.183)	.543	(.394)	.325	1.051	(.253)
Total from investment operations	(.021)	.866	(.034)	.683	1.439	.142
Distributions from net investment income	(.159)	(.336)	(.356)	(.351)	(.389)	(.391)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.159)	(.336)	(.356)	(.353)	(.389)	(.392)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.97	$ 13.15	$ 12.62	$ 13.01	$ 12.68	$ 11.63
Total ReturnB, C, D	(.16)%	6.94%	(.20)%	5.45%	12.58%	1.15%
Ratios to Average Net AssetsF
Expenses before reductions	1.37%A	1.37%	1.37%	1.37%	1.38%	1.38%
Expenses net of fee waivers, if any	1.37%A	1.37%	1.37%	1.37%	1.38%	1.38%
Expenses net of all reductions	1.37%A	1.37%	1.37%	1.37%	1.38%	1.38%
Net investment income (loss)	2.46%A	2.49%	2.87%	2.78%	3.21%	3.29%
Supplemental Data
Net assets, end of period (in millions)	$ -	$ 1	$ 1	$ 1	$ 2	$ 2
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class C

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 12.61	$ 13.00	$ 12.67	$ 11.62	$ 11.87
Income from Investment Operations
Net investment income (loss) E	.149	.300	.337	.337	.369	.378
Net realized and unrealized gain (loss)	(.182)	.544	(.393)	.325	1.051	(.252)
Total from investment operations	(.033)	.844	(.056)	.662	1.420	.126
Distributions from net investment income	(.147)	(.314)	(.334)	(.330)	(.370)	(.376)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.147)	(.314)	(.334)	(.332)	(.370)	(.376)I
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.96	$ 13.14	$ 12.61	$ 13.00	$ 12.67	$ 11.62
Total ReturnB, C, D	(.25)%	6.76%	(.37)%	5.28%	12.42%	1.02%
Ratios to Average Net AssetsF
Expenses before reductions	1.55%A	1.54%	1.54%	1.54%	1.53%	1.51%
Expenses net of fee waivers, if any	1.55%A	1.54%	1.54%	1.54%	1.53%	1.51%
Expenses net of all reductions	1.54%A	1.54%	1.54%	1.53%	1.53%	1.51%
Net investment income (loss)	2.29%A	2.32%	2.70%	2.62%	3.05%	3.16%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 24	$ 24	$ 24	$ 23	$ 17
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.0005 per share. ITotal distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.15	$ 12.62	$ 13.00	$ 12.67	$ 11.63	$ 11.88
Income from Investment Operations
Net investment income (loss) D	.220	.440	.473	.475	.499	.504
Net realized and unrealized gain (loss)	(.192)	.543	(.384)	.325	1.040	(.252)
Total from investment operations	.028	.983	.089	.800	1.539	.252
Distributions from net investment income	(.218)	(.453)	(.469)	(.468)	(.499)	(.501)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.218)	(.453)	(.469)	(.470)	(.499)	(.502)
Redemption fees added to paid in capitalD, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.96	$ 13.15	$ 12.62	$ 13.00	$ 12.67	$ 11.63
Total ReturnB, C	.22%	7.91%	.78%	6.41%	13.52%	2.08%
Ratios to Average Net AssetsE
Expenses before reductions	.46%A	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%A	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%A	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.37%A	3.40%	3.77%	3.69%	4.12%	4.21%
Supplemental Data
Net assets, end of period (in millions)	$ 1,789	$ 1,813	$ 1,629	$ 1,855	$ 1,741	$ 1,456
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class I

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 12.64	$ 13.03	$ 12.70	$ 11.65	$ 11.90
Income from Investment Operations
Net investment income (loss) D	.215	.429	.463	.465	.492	.500
Net realized and unrealized gain (loss)	(.182)	.543	(.394)	.324	1.049	(.255)
Total from investment operations	.033	.972	.069	.789	1.541	.245
Distributions from net investment income	(.213)	(.442)	(.459)	(.458)	(.491)	(.495)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.213)	(.442)	(.459)	(.459)I	(.491)	(.495)H
Redemption fees added to paid in capitalD, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.99	$ 13.17	$ 12.64	$ 13.03	$ 12.70	$ 11.65
Total ReturnB, C	.26%	7.80%	.62%	6.31%	13.51%	2.02%
Ratios to Average Net AssetsE
Expenses before reductions	.55%A	.55%	.54%	.54%	.53%	.51%
Expenses net of fee waivers, if any	.55%A	.55%	.54%	.54%	.53%	.51%
Expenses net of all reductions	.55%A	.55%	.54%	.54%	.53%	.51%
Net investment income (loss)	3.28%A	3.31%	3.69%	3.61%	4.05%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 40	$ 33	$ 33	$ 33	$ 21
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.0005 per share. HTotal distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share. ITotal distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 144,883
Gross unrealized depreciation	(2,387)
Net unrealized appreciation (depreciation) on securities	$ 142,496

Tax cost	$ 1,717,642

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,604)
2018	(1,880)
Total with expiration	$ (15,484)

At the prior fiscal period end, the Fund was required to defer approximately $1,536 of losses on futures contracts.

The Fund elected to defer to its next fiscal year approximately $270 of capital losses recognized during the period November 1, 2014 to February 28, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $209,234 and $112,687, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 53	$ 5
Class T	-%	.25%	8	-
Class B	.65%	.25%	2	2
Class C	.75%	.25%	117	17
			$ 180	$ 24

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	1
Class C*	1
$ 4

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 34.16
Class T	3.10
Class B	-**	.09
Class C	19.16
California Municipal Income	627.07
Class I	34.16
	$ 717

* Annualized

** In the amount of less than five hundred dollars.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12. In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Class A	$ 643	$ 1,157
Class T	102	206
Class B	6	18
Class C	264	544
California Municipal Income	29,997	60,514
Class I	676	1,177
Total	$ 31,688	$ 63,616

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	334	1,084	$ 4,350	$ 14,095
Reinvestment of distributions	41	71	537	919
Shares redeemed	(270)	(673)	(3,501)	(8,683)
Net increase (decrease)	105	482	$ 1,386	$ 6,331
Class T
Shares sold	23	65	$ 290	$ 834
Reinvestment of distributions	6	12	85	159
Shares redeemed	(10)	(58)	(131)	(746)
Net increase (decrease)	19	19	$ 244	$ 247
Class B
Shares sold	-*	-*	$ -**	$ 3
Reinvestment of distributions	-*	1	4	11
Shares redeemed	(18)	(17)	(246)	(212)
Net increase (decrease)	(18)	(16)	$ (242)	$ (198)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class C
Shares sold	127	361	$ 1,649	$ 4,694
Reinvestment of distributions	16	30	203	392
Shares redeemed	(138)	(479)	(1,792)	(6,148)
Net increase (decrease)	5	(88)	$ 60	$ (1,062)
California Municipal Income
Shares sold	11,330	23,587	$ 147,280	$ 305,242
Reinvestment of distributions	1,443	2,902	18,755	37,591
Shares redeemed	(12,683)	(17,675)	(164,826)	(228,780)
Net increase (decrease)	90	8,814	$ 1,209	$ 114,053
Class I
Shares sold	729	1,164	$ 9,495	$ 15,138
Reinvestment of distributions	35	63	459	817
Shares redeemed	(467)	(821)	(6,079)	(10,622)
Net increase (decrease)	297	406	$ 3,875	$ 5,333

* In the amount of less than five hundred shares.

** In the amount of less than five hundred dollars.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCMI-USAN-1015
1.790937.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and
Class C are classes of Fidelity®
California Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,001.30	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.06
Class T	.73%
Actual		$ 1,000.00	$ 1,001.70	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.71
Class B	1.37%
Actual		$ 1,000.00	$ 998.40	$ 6.88
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.95
Class C	1.55%
Actual		$ 1,000.00	$ 997.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.34	$ 7.86
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,002.20	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.82	$ 2.34
Class I	.55%
Actual		$ 1,000.00	$ 1,002.60	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.37	$ 2.80

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.8	46.9
Escrowed/Pre-Refunded	10.6	7.1
Special Tax	10.2	7.8
Health Care	9.8	10.5
Transportation	7.7	8.1
Weighted Average Maturity as of August 31, 2015
		6 months ago
Years	6.2	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	6.5	6.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
AAA 3.1%	AAA 3.3%
AA,A 83.9%	AA,A 79.3%
BBB 6.5%	BBB 7.3%
BB and Below 1.0%	BB and Below 1.0%
Not Rated 3.1%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount (000s)	Value (000s)
California - 97.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	$ 3,000	$ 3,488
Series 2012 A:
5% 8/1/24	1,050	1,212
5% 8/1/25	1,245	1,428
5% 8/1/27	300	341
5% 8/1/28	400	451
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,499
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,918
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,692
5.3% 10/1/23 (AMBAC Insured)	935	1,006
5.4% 10/1/24 (AMBAC Insured)	4,585	4,942
5.45% 10/1/25 (AMBAC Insured)	5,160	5,567
Series 2013 A:
5% 10/1/24	7,750	9,259
5% 10/1/25	5,245	6,220
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,895
5% 12/1/20 (AMBAC Insured)	2,810	3,073
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,246
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,172
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,194
0% 9/1/22 (FSA Insured)	5,150	4,228
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,293
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,163
Auburn Union School District Ctfs. of Prtn.:
5% 6/1/38 (Assured Guaranty Corp. Insured)	910	932
5% 6/1/38 (Pre-Refunded to 6/1/16 @ 100)	4,705	4,870
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	$ 5,190	$ 5,561
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (b)	1,000	1,009
1.875%, tender 4/1/19 (b)	6,250	6,366
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,500	6,383
Series 2014 E, 2% 4/1/34	6,000	6,046
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,806
5% 6/1/25	4,355	5,100
5% 6/1/27	2,755	3,198
5% 6/1/28	3,045	3,511
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,464
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,260
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	957
0% 8/1/18 (AMBAC Insured)	2,000	1,860
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,784
Series AI, 5% 12/1/25	2,700	3,187
California Dept. of Wtr. Resources Pwr. Supply Rev. 5% 5/1/22	5,000	6,028
California Econ. Recovery Series 2009 A:
5% 7/1/19 (Escrowed to Maturity)	1,725	1,976
5% 7/1/22 (Pre-Refunded to 7/1/16 @ 100)	3,800	3,950
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	13,130	15,167
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	7,480	8,640
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,087
6% 3/1/38	1,000	1,085
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,264
Series 2010 A, 5% 10/1/25	5,860	6,653
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,312
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	$ 7,910	$ 9,877
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,387
Series 2009, 5% 1/1/39	2,700	2,970
5% 2/1/16	1,270	1,289
5% 2/1/16 (Escrowed to Maturity)	330	337
5% 2/1/17	790	827
5% 2/1/17 (Escrowed to Maturity)	210	223
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	945
4% 9/1/21	1,000	1,090
4% 9/1/22	740	803
4% 9/1/23	1,080	1,167
4% 9/1/24	1,125	1,211
5% 9/1/19	400	455
5% 9/1/39	5,000	5,490
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	121
5.75% 5/1/30	90	90
Series 2015, 5% 3/1/27	33,665	40,057
4.5% 8/1/30	3,250	3,404
5% 9/1/17 (Pre-Refunded to 3/1/16 @ 100)	750	767
5% 3/1/19	3,000	3,302
5% 9/1/21	1,000	1,180
5% 2/1/22	9,400	11,145
5% 8/1/22	1,500	1,591
5% 10/1/22	1,355	1,554
5% 11/1/22	1,600	1,748
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,058
5% 12/1/22	3,500	3,835
5% 3/1/26	2,800	2,862
5% 10/1/26	6,065	7,273
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	108
5.25% 9/1/23	7,200	8,724
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 4/1/27	$ 5	$ 5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,012
5.25% 3/1/38	11,375	12,357
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,784
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,961
5.5% 11/1/39	1,810	2,104
6% 4/1/18	1,570	1,777
6% 3/1/33	20,050	24,064
6% 4/1/38	1,190	1,385
6.5% 4/1/33	11,650	13,837
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	12,571
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,853
5% 11/15/23	2,000	2,275
5% 11/15/24	4,500	5,072
5% 11/15/34	3,150	3,372
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,259
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	105
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,746
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,358
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,408
Series 2008 A3, 5.5% 11/15/40	3,090	3,656
Series 2011 A, 5% 3/1/20	3,250	3,753
Series 2011 D:
5% 8/15/22	900	1,062
5% 8/15/23	700	825
5% 8/15/24	1,250	1,469
5% 8/15/25	2,000	2,342
5% 2/1/40	5,000	5,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,029
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,170
5% 12/1/32	1,000	1,073
5% 12/1/42	3,000	3,191
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,560
5.25% 2/1/37 (Pre-Refunded to 2/1/37 @ 100)	2,500	2,608
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	334
5% 7/1/20	500	562
5.125% 7/1/23	1,150	1,273
5.75% 7/1/40	5,155	5,606
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,158
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (c)	1,920	1,930
Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (b)(c)	7,500	7,731
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/24	5,400	5,419
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,417
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,915
5% 11/1/21	2,020	2,119
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,595
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,019
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,455	$ 2,474
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,106
Series 2011 C:
5% 10/1/27	9,530	11,017
5.25% 10/1/24	4,170	4,963
5.25% 10/1/25	2,875	3,398
5.75% 10/1/31	4,000	4,839
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	3,115	3,408
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,910
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,820
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,552
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,875
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,667
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,793
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,534
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,057
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,011
5% 9/1/24	1,865	2,206
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,185
5% 4/1/25	5,300	6,236
Series 2012 G, 5% 11/1/25	2,500	2,952
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,543
5% 12/1/23	2,800	3,298
Series 2009 G1, 5.75% 10/1/30	1,800	2,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 I:
5.5% 11/1/23	$ 1,535	$ 1,780
6.125% 11/1/29	1,200	1,421
6.25% 11/1/21	2,000	2,393
6.375% 11/1/34	3,000	3,574
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,262
5.75% 11/1/28	6,525	7,552
6% 11/1/40	7,240	8,396
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,030	5,359
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,395
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,939
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	131
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,351
6.25% 8/15/33	2,500	2,844
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,339
Series 2007 A:
4.75% 4/1/33	2,000	2,092
5% 4/1/31	4,900	5,160
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,196
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,855
Series 2005 A, 5.25% 7/1/30	3,320	3,121
Series 2005 H, 5.25% 7/1/25	4,690	4,441
5.375% 6/1/26	2,520	2,938
6% 6/1/33	3,020	3,604
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/16	1,365	1,362
0% 5/1/17	1,155	1,143
0% 5/1/18	1,335	1,302
0% 5/1/19	1,000	955
0% 5/1/34 (a)	5,300	4,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Carlsbad Unified School District: - continued
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,700	$ 1,699
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,089
5% 11/1/25 (AMBAC Insured)	3,820	4,160
5% 11/1/33 (AMBAC Insured)	5,000	5,381
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,744
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,299
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,736
5% 3/1/24	2,000	2,313
5% 3/1/25	2,000	2,308
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	724
5% 9/1/28	1,250	1,379
5% 9/1/32	1,125	1,232
5% 9/1/35	585	631
Series A:
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	1,470	1,593
5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	1,435	1,555
5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,167
5% 8/1/27 (Pre-Refunded to 8/1/17 @ 100)	1,785	1,934
5% 8/1/31 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,417
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,890
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,782
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,005
Cupertino California Union School District 5% 8/1/19	1,120	1,287
Davis Spl. Tax Rev. Series 2007:
5% 9/1/15 (AMBAC Insured)	725	725
5% 9/1/18 (AMBAC Insured)	835	888
5% 9/1/20 (AMBAC Insured)	925	979
5% 9/1/22 (AMBAC Insured)	1,020	1,072
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Desert Sands Unified School District Series 2013 B: - continued
5% 6/1/28	$ 2,000	$ 2,304
5% 6/1/29	1,650	1,886
5% 6/1/30	2,500	2,843
5% 6/1/31	1,750	1,980
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (Pre-Refunded to 3/1/18 @ 100)	2,000	2,246
6% 3/1/20 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,129
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,577
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/27	1,940	2,233
5% 9/1/28	4,125	4,725
5% 9/1/29	4,325	4,931
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,283
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,960
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,802
5% 9/1/17 (AMBAC Insured)	2,415	2,415
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,693
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,102
0% 10/1/25 (AMBAC Insured)	1,665	1,042
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	869
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,700
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,580
0% 11/1/16 (Escrowed to Maturity)	3,500	3,487
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,626
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,155
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,365	$ 5,102
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,976
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,986
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	10,884
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Pre-Refunded to 8/1/16 @ 100)	1,000	1,045
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/30	6,000	6,753
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,607
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,910
5% 9/2/23	1,000	1,160
5% 9/2/24	825	940
5% 9/2/25	500	575
5% 9/2/26	800	899
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,455
5% 9/1/25	1,700	2,037
5% 9/1/26	1,860	2,208
5% 9/1/27	1,725	2,031
5% 9/1/28	1,000	1,171
5% 9/1/29	1,250	1,451
Series 2013 A:
5% 9/1/24	3,830	4,433
5% 9/1/25	4,085	4,687
5% 9/1/26	4,105	4,691
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,997
5% 8/15/28	1,960	2,206
5% 8/15/29	4,225	4,731
5% 8/15/30	4,555	5,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	$ 405	$ 475
5% 8/1/22	450	526
5% 8/1/23	485	565
5% 8/1/24	1,000	1,162
5% 8/1/26	1,370	1,588
5% 8/1/28	760	877
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,464
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	5,125
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,151
5% 8/1/25	1,000	1,142
5% 8/1/26	1,000	1,134
5% 8/1/27	1,000	1,127
5% 8/1/28	1,000	1,119
5% 8/1/29	1,000	1,111
5% 8/1/30	1,000	1,106
5% 8/1/31	1,000	1,101
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,331
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	372
0% 6/1/28 (FSA Insured)	2,995	1,929
0% 6/1/31 (Escrowed to Maturity)	1,465	911
0% 6/1/31 (FSA Insured)	8,285	4,559
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,160
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,606
Series A, 5.75% 8/1/33	2,800	3,236
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	11,879
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,166
Series 2010 C, 5.25% 8/1/39	1,300	1,505
Series 2015 A, 5% 8/1/29	7,000	8,261
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	$ 2,805	$ 2,814
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,383
5% 3/1/23	1,600	1,913
(Disney Parking Proj.):
0% 3/1/18	3,000	2,900
0% 3/1/19	3,200	3,025
0% 3/1/20	1,000	919
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,368
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,477
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,031
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,112
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,453
Series 2015 A:
5% 5/15/24 (c)	795	943
5% 5/15/25 (c)	2,250	2,672
5% 5/15/26 (c)	1,705	2,006
5% 5/15/27 (c)	1,250	1,459
5% 5/15/28 (c)	1,250	1,446
5% 5/15/29 (c)	1,575	1,808
5% 5/15/30 (c)	1,400	1,597
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A:
5% 7/1/28	3,400	4,044
5% 7/1/30	19,905	23,317
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	5,625	6,225
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,122
Series 2012 C, 5% 3/1/26	3,000	3,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev.: - continued
Series 2014 A:
5% 5/1/24	$ 325	$ 390
5% 5/1/25	540	641
5% 5/1/29	500	577
5% 5/1/30	1,000	1,146
5% 5/1/31	1,555	1,766
Series 2014 B:
5% 5/1/24	200	240
5% 5/1/25	225	267
5% 5/1/29	500	577
5% 5/1/30	400	457
5% 5/1/31	400	453
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,317
Series 2011 A1, 5% 7/1/21	7,110	8,432
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A:
5.75% 6/1/34	4,455	5,131
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	5,545	6,477
Series 2012 B, 5% 6/1/28	4,800	5,576
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,020	1,141
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,804
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	555
5% 7/1/39	4,095	4,452
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Pre-Refunded to 6/1/16 @ 100)	3,500	3,623
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	900
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,700
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,960
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,626
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,666
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	$ 3,800	$ 4,186
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,284
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,153
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,102
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,841
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	952
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,881
5% 9/1/25	1,000	1,127
5% 9/1/26	1,155	1,297
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,355
Series 2015:
4% 9/1/24 (FSA Insured)	330	375
5% 9/1/24 (FSA Insured)	1,000	1,218
5% 9/1/25 (FSA Insured)	1,400	1,694
5% 9/1/25 (FSA Insured)	680	823
5% 9/1/26 (FSA Insured)	1,500	1,784
5% 9/1/26 (FSA Insured)	500	595
5% 9/1/27 (FSA Insured)	455	532
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,515
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,660
12% 8/1/17 (FSA Insured)	1,000	1,215
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,838
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,044
5% 9/1/17 (AMBAC Insured)	2,735	2,953
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,807
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	$ 3,000	$ 3,516
Series 2012, 5% 1/15/25	3,460	3,972
Series 2015 A:
5% 1/15/28	1,225	1,443
5% 1/15/29	1,650	1,921
5% 1/15/30	1,665	1,926
5% 1/15/31	1,520	1,747
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	895	994
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,274
6.5% 8/1/24	1,220	1,417
Series 2013:
6.25% 8/1/30	1,500	1,764
6.625% 8/1/38	5,000	5,904
Series 2015 A:
5% 8/1/30	1,250	1,396
5% 8/1/30 (FSA Insured)	1,570	1,778
5% 8/1/40	3,500	3,790
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,430
5% 2/1/23	5,000	5,781
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,597
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,742
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,808
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	869
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,032
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,365
Series 2011 O, 5% 5/1/22 (c)	4,500	5,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2012 P:
5% 5/1/22 (c)	$ 2,500	$ 2,935
5% 5/1/24 (c)	2,820	3,254
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,842
5% 6/15/28	2,190	2,562
5% 12/15/28	2,200	2,570
5% 12/15/29	4,825	5,590
5% 12/15/30	3,500	4,105
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	6,327
Series 2011, 0% 8/1/46	10,150	2,457
Series B:
0% 8/1/33	4,840	2,267
0% 8/1/35	9,000	3,783
0% 8/1/37	6,325	2,380
0% 8/1/38	20,710	7,404
0% 8/1/40	11,665	3,757
0% 8/1/41	5,130	1,571
Poway Unified School District Pub. Fing.:
3.5% 9/1/31	780	741
5% 9/15/26	940	1,045
5% 9/1/33	1,750	1,883
5% 9/1/34	1,230	1,316
5% 9/1/35	1,585	1,689
5% 9/1/36	1,410	1,482
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,085
5% 9/1/26 (FSA Insured)	1,350	1,596
5% 9/1/27 (FSA Insured)	1,700	1,997
5% 9/1/28 (FSA Insured)	1,700	1,987
5% 9/1/29 (FSA Insured)	1,850	2,138
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,528
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,248
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	$ 2,500	$ 2,783
5.75% 6/1/48	5,000	5,549
Series 2013 B:
0% 6/1/41	5,000	1,259
0% 6/1/42	6,000	1,424
0% 6/1/43	6,500	1,458
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,035
5% 8/1/27	1,725	2,038
5% 8/1/28	1,935	2,276
5% 8/1/29	2,330	2,714
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,090
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,860
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,876
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,698
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,260
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,205
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,199
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,199
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,722
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,852
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,307
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,364
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,857
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,470
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,323
5% 8/1/24 (FSA Insured)	1,250	1,489
5% 8/1/25 (FSA Insured)	2,000	2,362
5% 8/1/27 (FSA Insured)	2,000	2,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	$ 3,395	$ 3,332
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,826
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,019
5% 11/15/17 (AMBAC Insured)	2,000	2,019
5% 11/15/18 (AMBAC Insured)	2,000	2,018
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (c)	1,400	1,454
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,008
Series 2015 A, 5% 10/15/44	4,005	4,412
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,683
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,015
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,291
Series 2008 C:
0% 7/1/37	1,300	517
0% 7/1/40	15,985	5,465
0% 7/1/46	13,505	3,498
0% 7/1/47	4,000	989
Series 2008 E, 0% 7/1/47 (a)	8,700	4,338
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	4,100	4,122
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,520
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,864
Series 2014 A:
5% 5/1/40 (c)	1,865	2,029
5% 5/1/44 (c)	8,390	9,101
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,141
6.625% 8/1/39	1,000	1,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	$ 885	$ 932
5% 8/1/19	1,115	1,247
5% 8/1/21	800	904
5% 8/1/23	1,000	1,123
5% 8/1/24	750	840
San Jacinto Unified School District:
Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	3,080	3,352
Series 2014:
5% 8/1/25 (FSA Insured)	875	1,046
5% 8/1/26 (FSA Insured)	1,055	1,245
5% 8/1/27 (FSA Insured)	1,250	1,461
5% 8/1/28 (FSA Insured)	1,250	1,452
5% 8/1/29 (FSA Insured)	3,150	3,610
5% 8/1/30 (FSA Insured)	4,070	4,610
5% 8/1/31 (FSA Insured)	650	734
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,028
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,945
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,969
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,153
5% 6/1/26	3,000	3,527
5% 6/1/33	9,035	10,255
San Jose Int'l. Arpt. Rev.:
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,252
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,156
5% 3/1/37 (AMBAC Insured) (c)	10,000	10,332
Series 2014 A:
5% 3/1/19 (c)	500	557
5% 3/1/20 (c)	3,500	3,970
5% 3/1/21 (c)	2,750	3,151
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	2,800	3,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	$ 1,990	$ 1,990
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,951
5% 10/1/29	675	783
5% 10/1/30	2,000	2,304
5% 10/1/31	2,310	2,644
San Marcos Unified School District Series 2010 A, 5% 8/1/38	5,000	5,564
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,911
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,063
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,609
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,105
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,058
San Mateo-Foster City School District:
5% 8/15/22	7,755	9,319
5% 8/1/23	8,100	9,830
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	968
5% 6/15/26 (FSA Insured)	860	997
5% 6/15/27 (FSA Insured)	1,770	2,034
5% 6/15/28 (FSA Insured)	1,865	2,129
5% 6/15/29 (FSA Insured)	1,780	2,012
5% 6/15/30 (FSA Insured)	1,150	1,293
5% 6/15/31 (FSA Insured)	1,000	1,119
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,351
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,174
Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	8,000	8,790
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,604
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,624
0% 9/1/22 (AMBAC Insured)	2,900	2,411
0% 9/1/25 (AMBAC Insured)	6,800	4,946
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 657
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,971
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,689
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,139
5% 8/15/26	1,975	2,229
5% 8/15/27	700	788
5% 8/15/28	1,000	1,123
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	5,450	6,228
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,674
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	357
5% 8/1/25 (FSA Insured)	750	885
5% 8/1/27 (FSA Insured)	265	308
5% 8/1/28 (FSA Insured)	510	588
5% 8/1/38 (FSA Insured)	2,500	2,719
5% 8/1/42 (FSA Insured)	4,650	5,025
5% 7/1/23 (FSA Insured)	1,270	1,479
5% 7/1/24 (FSA Insured)	1,350	1,562
5% 7/1/25 (FSA Insured)	1,060	1,218
5% 7/1/26 (FSA Insured)	1,110	1,267
5% 7/1/27 (FSA Insured)	1,065	1,210
5% 1/1/29 (FSA Insured)	600	669
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,324
5% 9/1/21	4,705	5,481
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	5,990
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,393
6% 6/1/22	1,100	1,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Unified School District Series 2008 Z, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	$ 5,000	$ 5,935
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,661
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	976
5% 11/15/25 (FSA Insured)	800	957
5% 11/15/26 (FSA Insured)	965	1,145
5% 11/15/27 (FSA Insured)	1,500	1,766
5% 11/15/28 (FSA Insured)	1,165	1,362
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,306
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	955
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,576
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,444
4% 5/15/20	615	689
5% 5/15/19	2,830	3,233
Series 2013 J, 5% 5/15/48	7,300	7,992
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Pre-Refunded to 5/15/16 @ 101)	4,250	4,435
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	11,608
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,125
5% 8/1/24 (Build America Mutual Assurance Insured)	1,045	1,274
5% 8/1/25 (Build America Mutual Assurance Insured)	1,165	1,404
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,540
5% 8/1/30	6,710	7,730
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	7,700	8,720
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,186
5% 11/1/25	1,000	1,178
5% 11/1/26	1,000	1,168
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,875	$ 1,556
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,382
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	636
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,509
5.5% 8/1/38	1,500	1,740
5.5% 8/1/40	5,000	5,764
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,358
6.25% 7/1/39	7,015	7,866
Series 2010 A, 5.5% 7/1/38	3,100	3,287
Series A:
5% 7/1/23	1,460	1,544
5% 7/1/25	1,665	1,758
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,686
Series 2012, 5% 8/1/32	8,265	9,257
Series 2014 A:
5% 8/1/23	365	439
5% 8/1/24	2,195	2,656
5% 8/1/25	2,555	3,047
5% 8/1/26	2,550	3,007
5% 8/1/27	1,150	1,348
5% 8/1/28	1,000	1,167
5% 8/1/29	1,675	1,937
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	2,015
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,592
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,782
		1,855,209
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18	1,565	1,667
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	$ 1,500	$ 1,614
Series 2009 B, 5% 10/1/25	1,500	1,648
		3,262
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $1,719,044)	1,860,138
NET OTHER ASSETS (LIABILITIES) - 2.4%	45,431
NET ASSETS - 100%	$ 1,905,569
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.8%
Escrowed/Pre-Refunded	10.6%
Special Tax	10.2%
Health Care	9.8%
Transportation	7.7%
Others* (Individually Less Than 5%)	14.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,719,044)		$ 1,860,138
Cash		29,150
Receivable for fund shares sold		736
Interest receivable		19,446
Prepaid expenses		7
Other receivables		6
Total assets		1,909,483

Liabilities
Payable for fund shares redeemed	$ 1,134
Distributions payable	1,999
Accrued management fee	570
Distribution and service plan fees payable	30
Other affiliated payables	149
Other payables and accrued expenses	32
Total liabilities		3,914

Net Assets		$ 1,905,569
Net Assets consist of:
Paid in capital		$ 1,779,978
Undistributed net investment income		301
Accumulated undistributed net realized gain (loss) on investments		(15,804)
Net unrealized appreciation (depreciation) on investments		141,094
Net Assets		$ 1,905,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,902 ÷ 3,304.93 shares)	$ 12.98

Maximum offering price per share (100/96.00 of $12.98)	$ 13.52
Class T:
Net Asset Value and redemption price per share ($6,730 ÷ 517.07 shares)	$ 13.02

Maximum offering price per share (100/96.00 of $13.02)	$ 13.56
Class B:
Net Asset Value and offering price per share ($401 ÷ 30.92 shares)A	$ 12.97

Class C:
Net Asset Value and offering price per share ($23,427 ÷ 1,807.75 shares)A	$ 12.96

California Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,789,270 ÷ 138,029.17 shares)	$ 12.96

Class I:
Net Asset Value, offering price and redemption price per share ($42,839 ÷ 3,297.59 shares)	$ 12.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2015 (Unaudited)

Investment Income
Interest		$ 36,580

Expenses
Management fee	$ 3,421
Transfer agent fees	717
Distribution and service plan fees	180
Accounting fees and expenses	174
Custodian fees and expenses	12
Independent trustees' compensation	4
Registration fees	69
Audit	26
Legal	6
Miscellaneous	7
Total expenses before reductions	4,616
Expense reductions	(16)	4,600
Net investment income (loss)		31,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,486
Change in net unrealized appreciation (depreciation) on investment securities		(28,602)
Net gain (loss)		(27,116)
Net increase (decrease) in net assets resulting from operations		$ 4,864

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,980	$ 61,767
Net realized gain (loss)	1,486	2,902
Change in net unrealized appreciation (depreciation)	(28,602)	73,010
Net increase (decrease) in net assets resulting from operations	4,864	137,679
Distributions to shareholders from net investment income	(31,688)	(63,616)
Share transactions - net increase (decrease)	6,532	124,704
Redemption fees	8	5
Total increase (decrease) in net assets	(20,284)	198,772

Net Assets
Beginning of period	1,925,853	1,727,081
End of period (including undistributed net investment income of $301 and undistributed net investment income of $9 respectively)	$ 1,905,569	$ 1,925,853

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class A

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 12.63	$ 13.02	$ 12.69	$ 11.64	$ 11.89
Income from Investment Operations
Net investment income (loss) E	.199	.397	.437	.436	.464	.470
Net realized and unrealized gain (loss)	(.182)	.544	(.396)	.324	1.049	(.252)
Total from investment operations	.017	.941	.041	.760	1.513	.218
Distributions from net investment income	(.197)	(.411)	(.431)	(.428)	(.463)	(.467)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.197)	(.411)	(.431)	(.430)	(.463)	(.468)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 13.16	$ 12.63	$ 13.02	$ 12.69	$ 11.64
Total ReturnB, C, D	.13%	7.55%	.40%	6.08%	13.26%	1.79%
Ratios to Average Net AssetsF
Expenses before reductions	.80%A	.79%	.77%	.77%	.76%	.75%
Expenses net of fee waivers, if any	.80%A	.79%	.77%	.77%	.76%	.75%
Expenses net of all reductions	.80%A	.79%	.77%	.77%	.76%	.74%
Net investment income (loss)	3.03%A	3.07%	3.47%	3.38%	3.82%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 42	$ 34	$ 56	$ 53	$ 40
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class T

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.20	$ 12.67	$ 13.05	$ 12.72	$ 11.67	$ 11.91
Income from Investment Operations
Net investment income (loss) E	.203	.408	.442	.440	.463	.473
Net realized and unrealized gain (loss)	(.182)	.543	(.385)	.323	1.049	(.245)
Total from investment operations	.021	.951	.057	.763	1.512	.228
Distributions from net investment income	(.201)	(.421)	(.437)	(.432)	(.462)	(.467)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.201)	(.421)	(.437)	(.433)I	(.462)	(.468)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 13.20	$ 12.67	$ 13.05	$ 12.72	$ 11.67
Total ReturnB, C, D	.17%	7.61%	.53%	6.09%	13.21%	1.87%
Ratios to Average Net AssetsF
Expenses before reductions	.73%A	.72%	.71%	.75%	.78%	.75%
Expenses net of fee waivers, if any	.73%A	.72%	.71%	.75%	.78%	.75%
Expenses net of all reductions	.73%A	.72%	.71%	.74%	.78%	.75%
Net investment income (loss)	3.10%A	3.14%	3.52%	3.41%	3.81%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 7	$ 6	$ 6	$ 5	$ 4
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.0005 per share. ITotal distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class B

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.15	$ 12.62	$ 13.01	$ 12.68	$ 11.63	$ 11.88
Income from Investment Operations
Net investment income (loss) E	.162	.323	.360	.358	.388	.395
Net realized and unrealized gain (loss)	(.183)	.543	(.394)	.325	1.051	(.253)
Total from investment operations	(.021)	.866	(.034)	.683	1.439	.142
Distributions from net investment income	(.159)	(.336)	(.356)	(.351)	(.389)	(.391)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.159)	(.336)	(.356)	(.353)	(.389)	(.392)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.97	$ 13.15	$ 12.62	$ 13.01	$ 12.68	$ 11.63
Total ReturnB, C, D	(.16)%	6.94%	(.20)%	5.45%	12.58%	1.15%
Ratios to Average Net AssetsF
Expenses before reductions	1.37%A	1.37%	1.37%	1.37%	1.38%	1.38%
Expenses net of fee waivers, if any	1.37%A	1.37%	1.37%	1.37%	1.38%	1.38%
Expenses net of all reductions	1.37%A	1.37%	1.37%	1.37%	1.38%	1.38%
Net investment income (loss)	2.46%A	2.49%	2.87%	2.78%	3.21%	3.29%
Supplemental Data
Net assets, end of period (in millions)	$ -	$ 1	$ 1	$ 1	$ 2	$ 2
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class C

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 12.61	$ 13.00	$ 12.67	$ 11.62	$ 11.87
Income from Investment Operations
Net investment income (loss) E	.149	.300	.337	.337	.369	.378
Net realized and unrealized gain (loss)	(.182)	.544	(.393)	.325	1.051	(.252)
Total from investment operations	(.033)	.844	(.056)	.662	1.420	.126
Distributions from net investment income	(.147)	(.314)	(.334)	(.330)	(.370)	(.376)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.147)	(.314)	(.334)	(.332)	(.370)	(.376)I
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.96	$ 13.14	$ 12.61	$ 13.00	$ 12.67	$ 11.62
Total ReturnB, C, D	(.25)%	6.76%	(.37)%	5.28%	12.42%	1.02%
Ratios to Average Net AssetsF
Expenses before reductions	1.55%A	1.54%	1.54%	1.54%	1.53%	1.51%
Expenses net of fee waivers, if any	1.55%A	1.54%	1.54%	1.54%	1.53%	1.51%
Expenses net of all reductions	1.54%A	1.54%	1.54%	1.53%	1.53%	1.51%
Net investment income (loss)	2.29%A	2.32%	2.70%	2.62%	3.05%	3.16%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 24	$ 24	$ 24	$ 23	$ 17
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.0005 per share. ITotal distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.15	$ 12.62	$ 13.00	$ 12.67	$ 11.63	$ 11.88
Income from Investment Operations
Net investment income (loss) D	.220	.440	.473	.475	.499	.504
Net realized and unrealized gain (loss)	(.192)	.543	(.384)	.325	1.040	(.252)
Total from investment operations	.028	.983	.089	.800	1.539	.252
Distributions from net investment income	(.218)	(.453)	(.469)	(.468)	(.499)	(.501)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.218)	(.453)	(.469)	(.470)	(.499)	(.502)
Redemption fees added to paid in capitalD, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.96	$ 13.15	$ 12.62	$ 13.00	$ 12.67	$ 11.63
Total ReturnB, C	.22%	7.91%	.78%	6.41%	13.52%	2.08%
Ratios to Average Net AssetsE
Expenses before reductions	.46%A	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%A	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%A	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.37%A	3.40%	3.77%	3.69%	4.12%	4.21%
Supplemental Data
Net assets, end of period (in millions)	$ 1,789	$ 1,813	$ 1,629	$ 1,855	$ 1,741	$ 1,456
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class I

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 12.64	$ 13.03	$ 12.70	$ 11.65	$ 11.90
Income from Investment Operations
Net investment income (loss) D	.215	.429	.463	.465	.492	.500
Net realized and unrealized gain (loss)	(.182)	.543	(.394)	.324	1.049	(.255)
Total from investment operations	.033	.972	.069	.789	1.541	.245
Distributions from net investment income	(.213)	(.442)	(.459)	(.458)	(.491)	(.495)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.213)	(.442)	(.459)	(.459)I	(.491)	(.495)H
Redemption fees added to paid in capitalD, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.99	$ 13.17	$ 12.64	$ 13.03	$ 12.70	$ 11.65
Total ReturnB, C	.26%	7.80%	.62%	6.31%	13.51%	2.02%
Ratios to Average Net AssetsE
Expenses before reductions	.55%A	.55%	.54%	.54%	.53%	.51%
Expenses net of fee waivers, if any	.55%A	.55%	.54%	.54%	.53%	.51%
Expenses net of all reductions	.55%A	.55%	.54%	.54%	.53%	.51%
Net investment income (loss)	3.28%A	3.31%	3.69%	3.61%	4.05%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 40	$ 33	$ 33	$ 33	$ 21
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.0005 per share. HTotal distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share. ITotal distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 144,883
Gross unrealized depreciation	(2,387)
Net unrealized appreciation (depreciation) on securities	$ 142,496

Tax cost	$ 1,717,642

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,604)
2018	(1,880)
Total with expiration	$ (15,484)

At the prior fiscal period end, the Fund was required to defer approximately $1,536 of losses on futures contracts.

The Fund elected to defer to its next fiscal year approximately $270 of capital losses recognized during the period November 1, 2014 to February 28, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $209,234 and $112,687, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 53	$ 5
Class T	-%	.25%	8	-
Class B	.65%	.25%	2	2
Class C	.75%	.25%	117	17
			$ 180	$ 24

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	1
Class C*	1
$ 4

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 34.16
Class T	3.10
Class B	-**	.09
Class C	19.16
California Municipal Income	627.07
Class I	34.16
	$ 717

* Annualized

** In the amount of less than five hundred dollars.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12. In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Class A	$ 643	$ 1,157
Class T	102	206
Class B	6	18
Class C	264	544
California Municipal Income	29,997	60,514
Class I	676	1,177
Total	$ 31,688	$ 63,616

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	334	1,084	$ 4,350	$ 14,095
Reinvestment of distributions	41	71	537	919
Shares redeemed	(270)	(673)	(3,501)	(8,683)
Net increase (decrease)	105	482	$ 1,386	$ 6,331
Class T
Shares sold	23	65	$ 290	$ 834
Reinvestment of distributions	6	12	85	159
Shares redeemed	(10)	(58)	(131)	(746)
Net increase (decrease)	19	19	$ 244	$ 247
Class B
Shares sold	-*	-*	$ -**	$ 3
Reinvestment of distributions	-*	1	4	11
Shares redeemed	(18)	(17)	(246)	(212)
Net increase (decrease)	(18)	(16)	$ (242)	$ (198)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class C
Shares sold	127	361	$ 1,649	$ 4,694
Reinvestment of distributions	16	30	203	392
Shares redeemed	(138)	(479)	(1,792)	(6,148)
Net increase (decrease)	5	(88)	$ 60	$ (1,062)
California Municipal Income
Shares sold	11,330	23,587	$ 147,280	$ 305,242
Reinvestment of distributions	1,443	2,902	18,755	37,591
Shares redeemed	(12,683)	(17,675)	(164,826)	(228,780)
Net increase (decrease)	90	8,814	$ 1,209	$ 114,053
Class I
Shares sold	729	1,164	$ 9,495	$ 15,138
Reinvestment of distributions	35	63	459	817
Shares redeemed	(467)	(821)	(6,079)	(10,622)
Net increase (decrease)	297	406	$ 3,875	$ 5,333

* In the amount of less than five hundred shares.

** In the amount of less than five hundred dollars.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCM-USAN-1015
1.790936.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

California
Municipal Income
Fund

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,001.30	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.06
Class T	.73%
Actual		$ 1,000.00	$ 1,001.70	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.71
Class B	1.37%
Actual		$ 1,000.00	$ 998.40	$ 6.88
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.95
Class C	1.55%
Actual		$ 1,000.00	$ 997.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.34	$ 7.86
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,002.20	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.82	$ 2.34
Class I	.55%
Actual		$ 1,000.00	$ 1,002.60	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.37	$ 2.80

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.8	46.9
Escrowed/Pre-Refunded	10.6	7.1
Special Tax	10.2	7.8
Health Care	9.8	10.5
Transportation	7.7	8.1
Weighted Average Maturity as of August 31, 2015
		6 months ago
Years	6.2	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	6.5	6.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
AAA 3.1%	AAA 3.3%
AA,A 83.9%	AA,A 79.3%
BBB 6.5%	BBB 7.3%
BB and Below 1.0%	BB and Below 1.0%
Not Rated 3.1%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount (000s)	Value (000s)
California - 97.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	$ 3,000	$ 3,488
Series 2012 A:
5% 8/1/24	1,050	1,212
5% 8/1/25	1,245	1,428
5% 8/1/27	300	341
5% 8/1/28	400	451
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,499
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,918
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,692
5.3% 10/1/23 (AMBAC Insured)	935	1,006
5.4% 10/1/24 (AMBAC Insured)	4,585	4,942
5.45% 10/1/25 (AMBAC Insured)	5,160	5,567
Series 2013 A:
5% 10/1/24	7,750	9,259
5% 10/1/25	5,245	6,220
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,895
5% 12/1/20 (AMBAC Insured)	2,810	3,073
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,246
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,172
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,194
0% 9/1/22 (FSA Insured)	5,150	4,228
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,293
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,163
Auburn Union School District Ctfs. of Prtn.:
5% 6/1/38 (Assured Guaranty Corp. Insured)	910	932
5% 6/1/38 (Pre-Refunded to 6/1/16 @ 100)	4,705	4,870
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	$ 5,190	$ 5,561
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (b)	1,000	1,009
1.875%, tender 4/1/19 (b)	6,250	6,366
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,500	6,383
Series 2014 E, 2% 4/1/34	6,000	6,046
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,806
5% 6/1/25	4,355	5,100
5% 6/1/27	2,755	3,198
5% 6/1/28	3,045	3,511
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,464
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,260
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	957
0% 8/1/18 (AMBAC Insured)	2,000	1,860
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,784
Series AI, 5% 12/1/25	2,700	3,187
California Dept. of Wtr. Resources Pwr. Supply Rev. 5% 5/1/22	5,000	6,028
California Econ. Recovery Series 2009 A:
5% 7/1/19 (Escrowed to Maturity)	1,725	1,976
5% 7/1/22 (Pre-Refunded to 7/1/16 @ 100)	3,800	3,950
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	13,130	15,167
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	7,480	8,640
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,087
6% 3/1/38	1,000	1,085
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,264
Series 2010 A, 5% 10/1/25	5,860	6,653
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,312
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	$ 7,910	$ 9,877
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,387
Series 2009, 5% 1/1/39	2,700	2,970
5% 2/1/16	1,270	1,289
5% 2/1/16 (Escrowed to Maturity)	330	337
5% 2/1/17	790	827
5% 2/1/17 (Escrowed to Maturity)	210	223
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	945
4% 9/1/21	1,000	1,090
4% 9/1/22	740	803
4% 9/1/23	1,080	1,167
4% 9/1/24	1,125	1,211
5% 9/1/19	400	455
5% 9/1/39	5,000	5,490
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	121
5.75% 5/1/30	90	90
Series 2015, 5% 3/1/27	33,665	40,057
4.5% 8/1/30	3,250	3,404
5% 9/1/17 (Pre-Refunded to 3/1/16 @ 100)	750	767
5% 3/1/19	3,000	3,302
5% 9/1/21	1,000	1,180
5% 2/1/22	9,400	11,145
5% 8/1/22	1,500	1,591
5% 10/1/22	1,355	1,554
5% 11/1/22	1,600	1,748
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,058
5% 12/1/22	3,500	3,835
5% 3/1/26	2,800	2,862
5% 10/1/26	6,065	7,273
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	108
5.25% 9/1/23	7,200	8,724
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 4/1/27	$ 5	$ 5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,012
5.25% 3/1/38	11,375	12,357
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,784
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,961
5.5% 11/1/39	1,810	2,104
6% 4/1/18	1,570	1,777
6% 3/1/33	20,050	24,064
6% 4/1/38	1,190	1,385
6.5% 4/1/33	11,650	13,837
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	12,571
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,853
5% 11/15/23	2,000	2,275
5% 11/15/24	4,500	5,072
5% 11/15/34	3,150	3,372
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,259
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	105
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,746
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,358
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,408
Series 2008 A3, 5.5% 11/15/40	3,090	3,656
Series 2011 A, 5% 3/1/20	3,250	3,753
Series 2011 D:
5% 8/15/22	900	1,062
5% 8/15/23	700	825
5% 8/15/24	1,250	1,469
5% 8/15/25	2,000	2,342
5% 2/1/40	5,000	5,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,029
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,170
5% 12/1/32	1,000	1,073
5% 12/1/42	3,000	3,191
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,560
5.25% 2/1/37 (Pre-Refunded to 2/1/37 @ 100)	2,500	2,608
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	334
5% 7/1/20	500	562
5.125% 7/1/23	1,150	1,273
5.75% 7/1/40	5,155	5,606
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,158
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (c)	1,920	1,930
Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (b)(c)	7,500	7,731
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/24	5,400	5,419
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,417
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,915
5% 11/1/21	2,020	2,119
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,595
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,019
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,455	$ 2,474
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,106
Series 2011 C:
5% 10/1/27	9,530	11,017
5.25% 10/1/24	4,170	4,963
5.25% 10/1/25	2,875	3,398
5.75% 10/1/31	4,000	4,839
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	3,115	3,408
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,910
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,820
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,552
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,875
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,667
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,793
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,534
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,057
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,011
5% 9/1/24	1,865	2,206
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,185
5% 4/1/25	5,300	6,236
Series 2012 G, 5% 11/1/25	2,500	2,952
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,543
5% 12/1/23	2,800	3,298
Series 2009 G1, 5.75% 10/1/30	1,800	2,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 I:
5.5% 11/1/23	$ 1,535	$ 1,780
6.125% 11/1/29	1,200	1,421
6.25% 11/1/21	2,000	2,393
6.375% 11/1/34	3,000	3,574
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,262
5.75% 11/1/28	6,525	7,552
6% 11/1/40	7,240	8,396
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,030	5,359
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,395
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,939
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	131
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,351
6.25% 8/15/33	2,500	2,844
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,339
Series 2007 A:
4.75% 4/1/33	2,000	2,092
5% 4/1/31	4,900	5,160
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,196
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,855
Series 2005 A, 5.25% 7/1/30	3,320	3,121
Series 2005 H, 5.25% 7/1/25	4,690	4,441
5.375% 6/1/26	2,520	2,938
6% 6/1/33	3,020	3,604
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/16	1,365	1,362
0% 5/1/17	1,155	1,143
0% 5/1/18	1,335	1,302
0% 5/1/19	1,000	955
0% 5/1/34 (a)	5,300	4,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Carlsbad Unified School District: - continued
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,700	$ 1,699
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,089
5% 11/1/25 (AMBAC Insured)	3,820	4,160
5% 11/1/33 (AMBAC Insured)	5,000	5,381
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,744
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,299
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,736
5% 3/1/24	2,000	2,313
5% 3/1/25	2,000	2,308
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	724
5% 9/1/28	1,250	1,379
5% 9/1/32	1,125	1,232
5% 9/1/35	585	631
Series A:
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	1,470	1,593
5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	1,435	1,555
5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,167
5% 8/1/27 (Pre-Refunded to 8/1/17 @ 100)	1,785	1,934
5% 8/1/31 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,417
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,890
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,782
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,005
Cupertino California Union School District 5% 8/1/19	1,120	1,287
Davis Spl. Tax Rev. Series 2007:
5% 9/1/15 (AMBAC Insured)	725	725
5% 9/1/18 (AMBAC Insured)	835	888
5% 9/1/20 (AMBAC Insured)	925	979
5% 9/1/22 (AMBAC Insured)	1,020	1,072
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Desert Sands Unified School District Series 2013 B: - continued
5% 6/1/28	$ 2,000	$ 2,304
5% 6/1/29	1,650	1,886
5% 6/1/30	2,500	2,843
5% 6/1/31	1,750	1,980
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (Pre-Refunded to 3/1/18 @ 100)	2,000	2,246
6% 3/1/20 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,129
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,577
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/27	1,940	2,233
5% 9/1/28	4,125	4,725
5% 9/1/29	4,325	4,931
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,283
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,960
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,802
5% 9/1/17 (AMBAC Insured)	2,415	2,415
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,693
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,102
0% 10/1/25 (AMBAC Insured)	1,665	1,042
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	869
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,700
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,580
0% 11/1/16 (Escrowed to Maturity)	3,500	3,487
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,626
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,155
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,365	$ 5,102
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,976
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,986
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	10,884
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Pre-Refunded to 8/1/16 @ 100)	1,000	1,045
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/30	6,000	6,753
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,607
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,910
5% 9/2/23	1,000	1,160
5% 9/2/24	825	940
5% 9/2/25	500	575
5% 9/2/26	800	899
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,455
5% 9/1/25	1,700	2,037
5% 9/1/26	1,860	2,208
5% 9/1/27	1,725	2,031
5% 9/1/28	1,000	1,171
5% 9/1/29	1,250	1,451
Series 2013 A:
5% 9/1/24	3,830	4,433
5% 9/1/25	4,085	4,687
5% 9/1/26	4,105	4,691
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,997
5% 8/15/28	1,960	2,206
5% 8/15/29	4,225	4,731
5% 8/15/30	4,555	5,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	$ 405	$ 475
5% 8/1/22	450	526
5% 8/1/23	485	565
5% 8/1/24	1,000	1,162
5% 8/1/26	1,370	1,588
5% 8/1/28	760	877
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,464
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	5,125
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,151
5% 8/1/25	1,000	1,142
5% 8/1/26	1,000	1,134
5% 8/1/27	1,000	1,127
5% 8/1/28	1,000	1,119
5% 8/1/29	1,000	1,111
5% 8/1/30	1,000	1,106
5% 8/1/31	1,000	1,101
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,331
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	372
0% 6/1/28 (FSA Insured)	2,995	1,929
0% 6/1/31 (Escrowed to Maturity)	1,465	911
0% 6/1/31 (FSA Insured)	8,285	4,559
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,160
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,606
Series A, 5.75% 8/1/33	2,800	3,236
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	11,879
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,166
Series 2010 C, 5.25% 8/1/39	1,300	1,505
Series 2015 A, 5% 8/1/29	7,000	8,261
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	$ 2,805	$ 2,814
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,383
5% 3/1/23	1,600	1,913
(Disney Parking Proj.):
0% 3/1/18	3,000	2,900
0% 3/1/19	3,200	3,025
0% 3/1/20	1,000	919
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,368
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,477
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,031
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,112
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,453
Series 2015 A:
5% 5/15/24 (c)	795	943
5% 5/15/25 (c)	2,250	2,672
5% 5/15/26 (c)	1,705	2,006
5% 5/15/27 (c)	1,250	1,459
5% 5/15/28 (c)	1,250	1,446
5% 5/15/29 (c)	1,575	1,808
5% 5/15/30 (c)	1,400	1,597
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A:
5% 7/1/28	3,400	4,044
5% 7/1/30	19,905	23,317
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	5,625	6,225
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,122
Series 2012 C, 5% 3/1/26	3,000	3,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev.: - continued
Series 2014 A:
5% 5/1/24	$ 325	$ 390
5% 5/1/25	540	641
5% 5/1/29	500	577
5% 5/1/30	1,000	1,146
5% 5/1/31	1,555	1,766
Series 2014 B:
5% 5/1/24	200	240
5% 5/1/25	225	267
5% 5/1/29	500	577
5% 5/1/30	400	457
5% 5/1/31	400	453
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,317
Series 2011 A1, 5% 7/1/21	7,110	8,432
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A:
5.75% 6/1/34	4,455	5,131
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	5,545	6,477
Series 2012 B, 5% 6/1/28	4,800	5,576
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,020	1,141
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,804
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	555
5% 7/1/39	4,095	4,452
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Pre-Refunded to 6/1/16 @ 100)	3,500	3,623
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	900
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,700
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,960
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,626
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,666
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	$ 3,800	$ 4,186
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,284
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,153
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,102
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,841
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	952
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,881
5% 9/1/25	1,000	1,127
5% 9/1/26	1,155	1,297
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,355
Series 2015:
4% 9/1/24 (FSA Insured)	330	375
5% 9/1/24 (FSA Insured)	1,000	1,218
5% 9/1/25 (FSA Insured)	1,400	1,694
5% 9/1/25 (FSA Insured)	680	823
5% 9/1/26 (FSA Insured)	1,500	1,784
5% 9/1/26 (FSA Insured)	500	595
5% 9/1/27 (FSA Insured)	455	532
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,515
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,660
12% 8/1/17 (FSA Insured)	1,000	1,215
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,838
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,044
5% 9/1/17 (AMBAC Insured)	2,735	2,953
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,807
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	$ 3,000	$ 3,516
Series 2012, 5% 1/15/25	3,460	3,972
Series 2015 A:
5% 1/15/28	1,225	1,443
5% 1/15/29	1,650	1,921
5% 1/15/30	1,665	1,926
5% 1/15/31	1,520	1,747
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	895	994
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,274
6.5% 8/1/24	1,220	1,417
Series 2013:
6.25% 8/1/30	1,500	1,764
6.625% 8/1/38	5,000	5,904
Series 2015 A:
5% 8/1/30	1,250	1,396
5% 8/1/30 (FSA Insured)	1,570	1,778
5% 8/1/40	3,500	3,790
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,430
5% 2/1/23	5,000	5,781
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,597
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,742
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,808
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	869
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,032
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,365
Series 2011 O, 5% 5/1/22 (c)	4,500	5,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2012 P:
5% 5/1/22 (c)	$ 2,500	$ 2,935
5% 5/1/24 (c)	2,820	3,254
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,842
5% 6/15/28	2,190	2,562
5% 12/15/28	2,200	2,570
5% 12/15/29	4,825	5,590
5% 12/15/30	3,500	4,105
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	6,327
Series 2011, 0% 8/1/46	10,150	2,457
Series B:
0% 8/1/33	4,840	2,267
0% 8/1/35	9,000	3,783
0% 8/1/37	6,325	2,380
0% 8/1/38	20,710	7,404
0% 8/1/40	11,665	3,757
0% 8/1/41	5,130	1,571
Poway Unified School District Pub. Fing.:
3.5% 9/1/31	780	741
5% 9/15/26	940	1,045
5% 9/1/33	1,750	1,883
5% 9/1/34	1,230	1,316
5% 9/1/35	1,585	1,689
5% 9/1/36	1,410	1,482
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,085
5% 9/1/26 (FSA Insured)	1,350	1,596
5% 9/1/27 (FSA Insured)	1,700	1,997
5% 9/1/28 (FSA Insured)	1,700	1,987
5% 9/1/29 (FSA Insured)	1,850	2,138
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,528
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,248
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	$ 2,500	$ 2,783
5.75% 6/1/48	5,000	5,549
Series 2013 B:
0% 6/1/41	5,000	1,259
0% 6/1/42	6,000	1,424
0% 6/1/43	6,500	1,458
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,035
5% 8/1/27	1,725	2,038
5% 8/1/28	1,935	2,276
5% 8/1/29	2,330	2,714
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,090
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,860
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,876
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,698
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,260
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,205
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,199
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,199
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,722
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,852
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,307
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,364
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,857
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,470
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,323
5% 8/1/24 (FSA Insured)	1,250	1,489
5% 8/1/25 (FSA Insured)	2,000	2,362
5% 8/1/27 (FSA Insured)	2,000	2,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	$ 3,395	$ 3,332
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,826
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,019
5% 11/15/17 (AMBAC Insured)	2,000	2,019
5% 11/15/18 (AMBAC Insured)	2,000	2,018
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (c)	1,400	1,454
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,008
Series 2015 A, 5% 10/15/44	4,005	4,412
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,683
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,015
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,291
Series 2008 C:
0% 7/1/37	1,300	517
0% 7/1/40	15,985	5,465
0% 7/1/46	13,505	3,498
0% 7/1/47	4,000	989
Series 2008 E, 0% 7/1/47 (a)	8,700	4,338
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	4,100	4,122
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,520
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,864
Series 2014 A:
5% 5/1/40 (c)	1,865	2,029
5% 5/1/44 (c)	8,390	9,101
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,141
6.625% 8/1/39	1,000	1,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	$ 885	$ 932
5% 8/1/19	1,115	1,247
5% 8/1/21	800	904
5% 8/1/23	1,000	1,123
5% 8/1/24	750	840
San Jacinto Unified School District:
Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	3,080	3,352
Series 2014:
5% 8/1/25 (FSA Insured)	875	1,046
5% 8/1/26 (FSA Insured)	1,055	1,245
5% 8/1/27 (FSA Insured)	1,250	1,461
5% 8/1/28 (FSA Insured)	1,250	1,452
5% 8/1/29 (FSA Insured)	3,150	3,610
5% 8/1/30 (FSA Insured)	4,070	4,610
5% 8/1/31 (FSA Insured)	650	734
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,028
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,945
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,969
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,153
5% 6/1/26	3,000	3,527
5% 6/1/33	9,035	10,255
San Jose Int'l. Arpt. Rev.:
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,252
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,156
5% 3/1/37 (AMBAC Insured) (c)	10,000	10,332
Series 2014 A:
5% 3/1/19 (c)	500	557
5% 3/1/20 (c)	3,500	3,970
5% 3/1/21 (c)	2,750	3,151
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	2,800	3,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	$ 1,990	$ 1,990
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,951
5% 10/1/29	675	783
5% 10/1/30	2,000	2,304
5% 10/1/31	2,310	2,644
San Marcos Unified School District Series 2010 A, 5% 8/1/38	5,000	5,564
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,911
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,063
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,609
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,105
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,058
San Mateo-Foster City School District:
5% 8/15/22	7,755	9,319
5% 8/1/23	8,100	9,830
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	968
5% 6/15/26 (FSA Insured)	860	997
5% 6/15/27 (FSA Insured)	1,770	2,034
5% 6/15/28 (FSA Insured)	1,865	2,129
5% 6/15/29 (FSA Insured)	1,780	2,012
5% 6/15/30 (FSA Insured)	1,150	1,293
5% 6/15/31 (FSA Insured)	1,000	1,119
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,351
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,174
Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	8,000	8,790
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,604
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,624
0% 9/1/22 (AMBAC Insured)	2,900	2,411
0% 9/1/25 (AMBAC Insured)	6,800	4,946
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 657
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,971
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,689
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,139
5% 8/15/26	1,975	2,229
5% 8/15/27	700	788
5% 8/15/28	1,000	1,123
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	5,450	6,228
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,674
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	357
5% 8/1/25 (FSA Insured)	750	885
5% 8/1/27 (FSA Insured)	265	308
5% 8/1/28 (FSA Insured)	510	588
5% 8/1/38 (FSA Insured)	2,500	2,719
5% 8/1/42 (FSA Insured)	4,650	5,025
5% 7/1/23 (FSA Insured)	1,270	1,479
5% 7/1/24 (FSA Insured)	1,350	1,562
5% 7/1/25 (FSA Insured)	1,060	1,218
5% 7/1/26 (FSA Insured)	1,110	1,267
5% 7/1/27 (FSA Insured)	1,065	1,210
5% 1/1/29 (FSA Insured)	600	669
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,324
5% 9/1/21	4,705	5,481
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	5,990
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,393
6% 6/1/22	1,100	1,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Unified School District Series 2008 Z, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	$ 5,000	$ 5,935
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,661
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	976
5% 11/15/25 (FSA Insured)	800	957
5% 11/15/26 (FSA Insured)	965	1,145
5% 11/15/27 (FSA Insured)	1,500	1,766
5% 11/15/28 (FSA Insured)	1,165	1,362
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,306
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	955
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,576
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,444
4% 5/15/20	615	689
5% 5/15/19	2,830	3,233
Series 2013 J, 5% 5/15/48	7,300	7,992
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Pre-Refunded to 5/15/16 @ 101)	4,250	4,435
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	11,608
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,125
5% 8/1/24 (Build America Mutual Assurance Insured)	1,045	1,274
5% 8/1/25 (Build America Mutual Assurance Insured)	1,165	1,404
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,540
5% 8/1/30	6,710	7,730
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	7,700	8,720
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,186
5% 11/1/25	1,000	1,178
5% 11/1/26	1,000	1,168
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,875	$ 1,556
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,382
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	636
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,509
5.5% 8/1/38	1,500	1,740
5.5% 8/1/40	5,000	5,764
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,358
6.25% 7/1/39	7,015	7,866
Series 2010 A, 5.5% 7/1/38	3,100	3,287
Series A:
5% 7/1/23	1,460	1,544
5% 7/1/25	1,665	1,758
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,686
Series 2012, 5% 8/1/32	8,265	9,257
Series 2014 A:
5% 8/1/23	365	439
5% 8/1/24	2,195	2,656
5% 8/1/25	2,555	3,047
5% 8/1/26	2,550	3,007
5% 8/1/27	1,150	1,348
5% 8/1/28	1,000	1,167
5% 8/1/29	1,675	1,937
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	2,015
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,592
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,782
		1,855,209
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18	1,565	1,667
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	$ 1,500	$ 1,614
Series 2009 B, 5% 10/1/25	1,500	1,648
		3,262
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $1,719,044)	1,860,138
NET OTHER ASSETS (LIABILITIES) - 2.4%	45,431
NET ASSETS - 100%	$ 1,905,569
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.8%
Escrowed/Pre-Refunded	10.6%
Special Tax	10.2%
Health Care	9.8%
Transportation	7.7%
Others* (Individually Less Than 5%)	14.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,719,044)		$ 1,860,138
Cash		29,150
Receivable for fund shares sold		736
Interest receivable		19,446
Prepaid expenses		7
Other receivables		6
Total assets		1,909,483

Liabilities
Payable for fund shares redeemed	$ 1,134
Distributions payable	1,999
Accrued management fee	570
Distribution and service plan fees payable	30
Other affiliated payables	149
Other payables and accrued expenses	32
Total liabilities		3,914

Net Assets		$ 1,905,569
Net Assets consist of:
Paid in capital		$ 1,779,978
Undistributed net investment income		301
Accumulated undistributed net realized gain (loss) on investments		(15,804)
Net unrealized appreciation (depreciation) on investments		141,094
Net Assets		$ 1,905,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,902 ÷ 3,304.93 shares)	$ 12.98

Maximum offering price per share (100/96.00 of $12.98)	$ 13.52
Class T:
Net Asset Value and redemption price per share ($6,730 ÷ 517.07 shares)	$ 13.02

Maximum offering price per share (100/96.00 of $13.02)	$ 13.56
Class B:
Net Asset Value and offering price per share ($401 ÷ 30.92 shares)A	$ 12.97

Class C:
Net Asset Value and offering price per share ($23,427 ÷ 1,807.75 shares)A	$ 12.96

California Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,789,270 ÷ 138,029.17 shares)	$ 12.96

Class I:
Net Asset Value, offering price and redemption price per share ($42,839 ÷ 3,297.59 shares)	$ 12.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2015 (Unaudited)

Investment Income
Interest		$ 36,580

Expenses
Management fee	$ 3,421
Transfer agent fees	717
Distribution and service plan fees	180
Accounting fees and expenses	174
Custodian fees and expenses	12
Independent trustees' compensation	4
Registration fees	69
Audit	26
Legal	6
Miscellaneous	7
Total expenses before reductions	4,616
Expense reductions	(16)	4,600
Net investment income (loss)		31,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,486
Change in net unrealized appreciation (depreciation) on investment securities		(28,602)
Net gain (loss)		(27,116)
Net increase (decrease) in net assets resulting from operations		$ 4,864

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,980	$ 61,767
Net realized gain (loss)	1,486	2,902
Change in net unrealized appreciation (depreciation)	(28,602)	73,010
Net increase (decrease) in net assets resulting from operations	4,864	137,679
Distributions to shareholders from net investment income	(31,688)	(63,616)
Share transactions - net increase (decrease)	6,532	124,704
Redemption fees	8	5
Total increase (decrease) in net assets	(20,284)	198,772

Net Assets
Beginning of period	1,925,853	1,727,081
End of period (including undistributed net investment income of $301 and undistributed net investment income of $9 respectively)	$ 1,905,569	$ 1,925,853

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class A

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 12.63	$ 13.02	$ 12.69	$ 11.64	$ 11.89
Income from Investment Operations
Net investment income (loss) E	.199	.397	.437	.436	.464	.470
Net realized and unrealized gain (loss)	(.182)	.544	(.396)	.324	1.049	(.252)
Total from investment operations	.017	.941	.041	.760	1.513	.218
Distributions from net investment income	(.197)	(.411)	(.431)	(.428)	(.463)	(.467)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.197)	(.411)	(.431)	(.430)	(.463)	(.468)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 13.16	$ 12.63	$ 13.02	$ 12.69	$ 11.64
Total ReturnB, C, D	.13%	7.55%	.40%	6.08%	13.26%	1.79%
Ratios to Average Net AssetsF
Expenses before reductions	.80%A	.79%	.77%	.77%	.76%	.75%
Expenses net of fee waivers, if any	.80%A	.79%	.77%	.77%	.76%	.75%
Expenses net of all reductions	.80%A	.79%	.77%	.77%	.76%	.74%
Net investment income (loss)	3.03%A	3.07%	3.47%	3.38%	3.82%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 42	$ 34	$ 56	$ 53	$ 40
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class T

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.20	$ 12.67	$ 13.05	$ 12.72	$ 11.67	$ 11.91
Income from Investment Operations
Net investment income (loss) E	.203	.408	.442	.440	.463	.473
Net realized and unrealized gain (loss)	(.182)	.543	(.385)	.323	1.049	(.245)
Total from investment operations	.021	.951	.057	.763	1.512	.228
Distributions from net investment income	(.201)	(.421)	(.437)	(.432)	(.462)	(.467)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.201)	(.421)	(.437)	(.433)I	(.462)	(.468)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 13.20	$ 12.67	$ 13.05	$ 12.72	$ 11.67
Total ReturnB, C, D	.17%	7.61%	.53%	6.09%	13.21%	1.87%
Ratios to Average Net AssetsF
Expenses before reductions	.73%A	.72%	.71%	.75%	.78%	.75%
Expenses net of fee waivers, if any	.73%A	.72%	.71%	.75%	.78%	.75%
Expenses net of all reductions	.73%A	.72%	.71%	.74%	.78%	.75%
Net investment income (loss)	3.10%A	3.14%	3.52%	3.41%	3.81%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 7	$ 6	$ 6	$ 5	$ 4
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.0005 per share. ITotal distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class B

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.15	$ 12.62	$ 13.01	$ 12.68	$ 11.63	$ 11.88
Income from Investment Operations
Net investment income (loss) E	.162	.323	.360	.358	.388	.395
Net realized and unrealized gain (loss)	(.183)	.543	(.394)	.325	1.051	(.253)
Total from investment operations	(.021)	.866	(.034)	.683	1.439	.142
Distributions from net investment income	(.159)	(.336)	(.356)	(.351)	(.389)	(.391)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.159)	(.336)	(.356)	(.353)	(.389)	(.392)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.97	$ 13.15	$ 12.62	$ 13.01	$ 12.68	$ 11.63
Total ReturnB, C, D	(.16)%	6.94%	(.20)%	5.45%	12.58%	1.15%
Ratios to Average Net AssetsF
Expenses before reductions	1.37%A	1.37%	1.37%	1.37%	1.38%	1.38%
Expenses net of fee waivers, if any	1.37%A	1.37%	1.37%	1.37%	1.38%	1.38%
Expenses net of all reductions	1.37%A	1.37%	1.37%	1.37%	1.38%	1.38%
Net investment income (loss)	2.46%A	2.49%	2.87%	2.78%	3.21%	3.29%
Supplemental Data
Net assets, end of period (in millions)	$ -	$ 1	$ 1	$ 1	$ 2	$ 2
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class C

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 12.61	$ 13.00	$ 12.67	$ 11.62	$ 11.87
Income from Investment Operations
Net investment income (loss) E	.149	.300	.337	.337	.369	.378
Net realized and unrealized gain (loss)	(.182)	.544	(.393)	.325	1.051	(.252)
Total from investment operations	(.033)	.844	(.056)	.662	1.420	.126
Distributions from net investment income	(.147)	(.314)	(.334)	(.330)	(.370)	(.376)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.147)	(.314)	(.334)	(.332)	(.370)	(.376)I
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.96	$ 13.14	$ 12.61	$ 13.00	$ 12.67	$ 11.62
Total ReturnB, C, D	(.25)%	6.76%	(.37)%	5.28%	12.42%	1.02%
Ratios to Average Net AssetsF
Expenses before reductions	1.55%A	1.54%	1.54%	1.54%	1.53%	1.51%
Expenses net of fee waivers, if any	1.55%A	1.54%	1.54%	1.54%	1.53%	1.51%
Expenses net of all reductions	1.54%A	1.54%	1.54%	1.53%	1.53%	1.51%
Net investment income (loss)	2.29%A	2.32%	2.70%	2.62%	3.05%	3.16%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 24	$ 24	$ 24	$ 23	$ 17
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GFor the year ended February 29. HAmount represents less than $.0005 per share. ITotal distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.15	$ 12.62	$ 13.00	$ 12.67	$ 11.63	$ 11.88
Income from Investment Operations
Net investment income (loss) D	.220	.440	.473	.475	.499	.504
Net realized and unrealized gain (loss)	(.192)	.543	(.384)	.325	1.040	(.252)
Total from investment operations	.028	.983	.089	.800	1.539	.252
Distributions from net investment income	(.218)	(.453)	(.469)	(.468)	(.499)	(.501)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.218)	(.453)	(.469)	(.470)	(.499)	(.502)
Redemption fees added to paid in capitalD, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.96	$ 13.15	$ 12.62	$ 13.00	$ 12.67	$ 11.63
Total ReturnB, C	.22%	7.91%	.78%	6.41%	13.52%	2.08%
Ratios to Average Net AssetsE
Expenses before reductions	.46%A	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%A	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%A	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.37%A	3.40%	3.77%	3.69%	4.12%	4.21%
Supplemental Data
Net assets, end of period (in millions)	$ 1,789	$ 1,813	$ 1,629	$ 1,855	$ 1,741	$ 1,456
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Income Fund Class I

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 12.64	$ 13.03	$ 12.70	$ 11.65	$ 11.90
Income from Investment Operations
Net investment income (loss) D	.215	.429	.463	.465	.492	.500
Net realized and unrealized gain (loss)	(.182)	.543	(.394)	.324	1.049	(.255)
Total from investment operations	.033	.972	.069	.789	1.541	.245
Distributions from net investment income	(.213)	(.442)	(.459)	(.458)	(.491)	(.495)
Distributions from net realized gain	-	-	-	(.002)	-	(.001)
Total distributions	(.213)	(.442)	(.459)	(.459)I	(.491)	(.495)H
Redemption fees added to paid in capitalD, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.99	$ 13.17	$ 12.64	$ 13.03	$ 12.70	$ 11.65
Total ReturnB, C	.26%	7.80%	.62%	6.31%	13.51%	2.02%
Ratios to Average Net AssetsE
Expenses before reductions	.55%A	.55%	.54%	.54%	.53%	.51%
Expenses net of fee waivers, if any	.55%A	.55%	.54%	.54%	.53%	.51%
Expenses net of all reductions	.55%A	.55%	.54%	.54%	.53%	.51%
Net investment income (loss)	3.28%A	3.31%	3.69%	3.61%	4.05%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 40	$ 33	$ 33	$ 33	$ 21
Portfolio turnover rate	12% A	10%	13%	9%	9%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FFor the year ended February 29. GAmount represents less than $.0005 per share. HTotal distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share. ITotal distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 144,883
Gross unrealized depreciation	(2,387)
Net unrealized appreciation (depreciation) on securities	$ 142,496

Tax cost	$ 1,717,642

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,604)
2018	(1,880)
Total with expiration	$ (15,484)

At the prior fiscal period end, the Fund was required to defer approximately $1,536 of losses on futures contracts.

The Fund elected to defer to its next fiscal year approximately $270 of capital losses recognized during the period November 1, 2014 to February 28, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $209,234 and $112,687, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 53	$ 5
Class T	-%	.25%	8	-
Class B	.65%	.25%	2	2
Class C	.75%	.25%	117	17
			$ 180	$ 24

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	1
Class C*	1
$ 4

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 34.16
Class T	3.10
Class B	-**	.09
Class C	19.16
California Municipal Income	627.07
Class I	34.16
	$ 717

* Annualized

** In the amount of less than five hundred dollars.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12. In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Class A	$ 643	$ 1,157
Class T	102	206
Class B	6	18
Class C	264	544
California Municipal Income	29,997	60,514
Class I	676	1,177
Total	$ 31,688	$ 63,616

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	334	1,084	$ 4,350	$ 14,095
Reinvestment of distributions	41	71	537	919
Shares redeemed	(270)	(673)	(3,501)	(8,683)
Net increase (decrease)	105	482	$ 1,386	$ 6,331
Class T
Shares sold	23	65	$ 290	$ 834
Reinvestment of distributions	6	12	85	159
Shares redeemed	(10)	(58)	(131)	(746)
Net increase (decrease)	19	19	$ 244	$ 247
Class B
Shares sold	-*	-*	$ -**	$ 3
Reinvestment of distributions	-*	1	4	11
Shares redeemed	(18)	(17)	(246)	(212)
Net increase (decrease)	(18)	(16)	$ (242)	$ (198)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class C
Shares sold	127	361	$ 1,649	$ 4,694
Reinvestment of distributions	16	30	203	392
Shares redeemed	(138)	(479)	(1,792)	(6,148)
Net increase (decrease)	5	(88)	$ 60	$ (1,062)
California Municipal Income
Shares sold	11,330	23,587	$ 147,280	$ 305,242
Reinvestment of distributions	1,443	2,902	18,755	37,591
Shares redeemed	(12,683)	(17,675)	(164,826)	(228,780)
Net increase (decrease)	90	8,814	$ 1,209	$ 114,053
Class I
Shares sold	729	1,164	$ 9,495	$ 15,138
Reinvestment of distributions	35	63	459	817
Shares redeemed	(467)	(821)	(6,079)	(10,622)
Net increase (decrease)	297	406	$ 3,875	$ 5,333

* In the amount of less than five hundred shares.

** In the amount of less than five hundred dollars.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CFL-USAN-1015
1.790942.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 23, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 23, 2015